Nuveen Credit Income Fund
Portfolio of Investments November 30, 2023
(Unaudited)
Principal
Amount (000) Description (a) Coupon Maturity Value
LONG-TERM INVESTMENTS - 98.4%
X –
CORPORATE BONDS - 59 .4 % X 49,578,973
Automobiles & Components - 2.0%
$ 500 Dana Inc 4.500% 2/15/32 $ 409,975
750 (b) Ford Motor Credit Co LLC (SOFR reference rate + 2.950%
spread)
7.526% 3/06/26 757,397
250 (c) Goodyear Tire & Rubber Co/The 5.250% 7/15/31 216,875
300 IHO Verwaltungs GmbH, 144A , (cash 4.750%, PIK 5.500%) 4.750% 9/15/26 282,449
Total Automobiles & Components 1,666,696
Banks - 0.3%
200 Yapi ve Kredi Bankasi AS, 144A 9.250% 10/16/28 205,614
Total Banks 205,614
Capital Goods - 2.8%
445 Albion Financing 1 SARL / Aggreko Holdings Inc, 144A 6.125% 10/15/26 434,409
250 Albion Financing 2SARL, 144A 8.750% 4/15/27 237,797
150 Brand Industrial Services Inc, 144A 10.375% 8/01/30 155,525
400 (c) GrafTech Global Enterprises Inc, 144A 9.875% 12/15/28 314,000
50 Howmet Aerospace Inc 5.950% 2/01/37 49,152
200 IHS Netherlands Holdco BV, 144A 8.000% 9/18/27 175,000
170 Spirit AeroSystems Inc, 144A 9.750% 11/15/30 179,020
250 TransDigm Inc, 144A 6.875% 12/15/30 250,312
90 TransDigm Inc, 144A 7.125% 12/01/31 91,543
50 United Rentals North America Inc 4.000% 7/15/30 44,553
400 Windsor Holdings III LLC, 144A 8.500% 6/15/30 411,446
Total Capital Goods 2,342,757
Commercial & Professional Services - 3.3%
50 ADT Security Corp/The, 144A 4.875% 7/15/32 43,816
500 Allied Universal Holdco LLC/Allied Universal Finance Corp/
Atlas Luxco 4 Sarl, 144A
4.625% 6/01/28 433,733
250 ASGN Inc, 144A 4.625% 5/15/28 232,645
400 Garda World Security Corp, 144A 4.625% 2/15/27 380,330
110 GFL Environmental Inc, 144A 6.750% 1/15/31 110,962
250 Gtcr W-2 Merger Sub, LLC, 144A 7.500% 1/15/31 254,687
300 MPH Acquisition Holdings LLC, 144A 5.500% 9/01/28 260,625
250 MPH Acquisition Holdings LLC, 144A 5.750% 11/01/28 193,580
250 Prime Security Services Borrower LLC / Prime Finance Inc,
144A
6.250% 1/15/28 240,067
300 Verscend Escrow Corp, 144A 9.750% 8/15/26 301,126
300 VT Topco Inc, 144A 8.500% 8/15/30 307,179
Total Commercial & Professional Services 2,758,750
Consumer Discretionary Distribution & Retail - 2.5%
50 Asbury Automotive Group Inc, 144A 5.000% 2/15/32 43,614
250 Avis Budget Car Rental LLC / Avis Budget Finance Inc, 144A 8.000% 2/15/31 244,348
500 (d) JSM Global Sarl, 144A 4.750% 10/20/30 91,875
600 Kohl's Corp 4.625% 5/01/31 438,750
250 LCM Investments Holdings II LLC, 144A 4.875% 5/01/29 218,459
200 LCM Investments Holdings II LLC, 144A 8.250% 8/01/31 201,044
250 Macy's Retail Holdings LLC, 144A 6.125% 3/15/32 224,201
300 Michaels Cos Inc/The, 144A 7.875% 5/01/29 170,544
500 Staples Inc, 144A 7.500% 4/15/26 442,497
Total Consumer Discretionary Distribution & Retail 2,075,332

Nuveen Credit Income Fund
(continued)
Portfolio of Investments
November 30, 2023
(Unaudited)

Principal
Amount (000)   Description (a) Coupon Maturity Value
Consumer Services - 3.2%
$ 50 1011778 BC ULC / New Red Finance Inc, 144A 3.500% 2/15/29 $ 44,529
300 Arcos Dorados BV, 144A 6.125% 5/27/29 291,750
300 CDI Escrow Issuer Inc, 144A 5.750% 4/01/30 281,668
300 Fortune Star BVI Ltd , Reg S 6.850% 7/02/24 282,150
50 Hilton Domestic Operating Co Inc, 144A 3.625% 2/15/32 41,992
315 NCL Corp Ltd, 144A 8.125% 1/15/29 320,753
300 NCL Corp Ltd, 144A 5.875% 3/15/26 284,250
100 NCL Corp Ltd, 144A 8.375% 2/01/28 103,444
335 Raising Cane's Restaurants LLC, 144A 9.375% 5/01/29 351,765
400 Royal Caribbean Cruises Ltd, 144A 8.250% 1/15/29 418,354
250 Wynn Macau Ltd, 144A 5.625% 8/26/28 221,667
50 Yum! Brands Inc 5.375% 4/01/32 47,316
Total Consumer Services 2,689,638
Consumer Staples Distribution & Retail - 1.1%
500 Albertsons Cos Inc / Safeway Inc / New Albertsons LP /
Albertsons LLC, 144A
5.875% 2/15/28 493,283
350 Albertsons Cos Inc / Safeway Inc / New Albertsons LP /
Albertsons LLC, 144A
6.500% 2/15/28 351,447
100 US Foods Inc, 144A 6.875% 9/15/28 101,388
Total Consumer Staples Distribution & Retail 946,118
Energy - 8.2%
225 Archrock Partners LP / Archrock Partners Finance Corp,
144A
6.250% 4/01/28 219,656
440 Baytex Energy Corp, 144A 8.500% 4/30/30 449,948
200 BORR IHC LTD / BORR FIN, 144A 10.000% 11/15/28 202,500
285 (c) Callon Petroleum Co, 144A 7.500% 6/15/30 281,367
300 Citgo Petroleum Corp, 144A 8.375% 1/15/29 302,429
155 Civitas Resources Inc, 144A 8.750% 7/01/31 160,420
160 Civitas Resources Inc, 144A 8.625% 11/01/30 165,716
380 CNX Midstream Partners LP, 144A 4.750% 4/15/30 330,876
50 DT Midstream Inc, 144A 4.375% 6/15/31 43,874
250 EQM Midstream Partners LP 6.500% 7/15/48 229,987
315 Genesis Energy LP / Genesis Energy Finance Corp 8.875% 4/15/30 320,259
250 Genesis Energy LP / Genesis Energy Finance Corp 8.000% 1/15/27 250,230
200 Hilcorp Energy I LP / Hilcorp Finance Co, 144A 5.750% 2/01/29 187,968
200 Hunt Oil Co of Peru LLC Sucursal Del Peru, 144A 8.550% 9/18/33 207,719
300 Kosmos Energy Ltd, 144A 7.750% 5/01/27 275,760
250 Medco Laurel Tree Pte Ltd, 144A 6.950% 11/12/28 232,316
250 Nabors Industries Inc, 144A 9.125% 1/31/30 250,650
295 PBF Holding Co LLC / PBF Finance Corp, 144A 7.875% 9/15/30 295,000
50 Permian Resources Operating LLC, 144A 7.000% 1/15/32 50,137
300 Peru LNG Srl, 144A 5.375% 3/22/30 233,315
50 Southwestern Energy Co 4.750% 2/01/32 44,593
125 TRANSOCEAN AQUILA LTD, 144A 8.000% 9/30/28 125,246
300 Transocean Titan Financing Ltd, 144A 8.375% 2/01/28 306,000
300 USA Compression Partners LP / USA Compression Finance
Corp
6.875% 9/01/27 296,138
50 Venture Global Calcasieu Pass LLC, 144A 6.250% 1/15/30 49,068
330 Venture Global LNG Inc, 144A 8.125% 6/01/28 327,184
965 Venture Global LNG Inc, 144A 9.875% 2/01/32 988,973
Total Energy 6,827,329
Equity Real Estate Investment Trusts (REITs) - 1.0%
50 CTR Partnership LP / CareTrust Capital Corp, 144A 3.875% 6/30/28 45,225
300 HAT Holdings I LLC / HAT Holdings II LLC, 144A 3.375% 6/15/26 271,568
50 Iron Mountain Inc, 144A 7.000% 2/15/29 50,397
300 (c) MPT Operating Partnership LP / MPT Finance Corp 5.000% 10/15/27 239,078

Principal
Amount (000)   Description (a) Coupon Maturity Value
Equity Real Estate Investment Trusts (REITs) (continued)
$ 190 Uniti Group LP / Uniti Group Finance Inc / CSL Capital LLC,
144A
10.500% 2/15/28 $ 186,888
Total Equity Real Estate Investment Trusts (REITs) 793,156
Financial Services - 3.6%
250 Compass Group Diversified Holdings LLC, 144A 5.250% 4/15/29 228,337
500 Icahn Enterprises LP / Icahn Enterprises Finance Corp 5.250% 5/15/27 452,500
535 Navient Corp 5.500% 3/15/29 467,696
500 NFP Corp, 144A 6.875% 8/15/28 445,178
300 NFP Corp, 144A 8.500% 10/01/31 309,857
500 OneMain Finance Corp 3.875% 9/15/28 429,364
250 OneMain Finance Corp 6.625% 1/15/28 242,966
250 Rocket Mortgage LLC / Quicken Loans Co-Issuer Inc, 144A 3.625% 3/01/29 219,583
200 UBS Group AG, 144A 9.250% 5/13/72 208,955
Total Financial Services 3,004,436
Food, Beverage & Tobacco - 1.2%
405 B&G Foods Inc, 144A 8.000% 9/15/28 413,912
200 Minerva Luxembourg SA, 144A 8.875% 9/13/33 201,680
200 Primo Water Holdings Inc, 144A 4.375% 4/30/29 177,451
250 Triton Water Holdings Inc, 144A 6.250% 4/01/29 214,062
Total Food, Beverage & Tobacco 1,007,105
Health Care Equipment & Services - 4.6%
300 (c) AdaptHealth LLC, 144A 5.125% 3/01/30 238,863
750 CHS/Community Health Systems Inc, 144A 4.750% 2/15/31 550,260
500 CHS/Community Health Systems Inc, 144A 5.250% 5/15/30 393,507
750 DaVita Inc, 144A 4.625% 6/01/30 633,911
500 Global Medical Response Inc, 144A 6.500% 10/01/25 370,000
82 (c) Heartland Dental LLC / Heartland Dental Finance Corp,
144A
8.500% 5/01/26 77,467
355 Heartland Dental, LLC 10.500% 4/30/28 360,325
50 IQVIA Inc, 144A 6.500% 5/15/30 50,422
300 LifePoint Health Inc, 144A 9.875% 8/15/30 291,735
400 (c) Star Parent Inc, 144A 9.000% 10/01/30 415,424
250 Tenet Healthcare Corp, 144A 6.750% 5/15/31 250,281
250 Tenet Healthcare Corp 6.125% 10/01/28 242,375
Total Health Care Equipment & Services 3,874,570
Household & Personal Products - 0.6%
500 (c) Kronos Acquisition Holdings Inc / KIK Custom Products Inc,
144A
7.000% 12/31/27 462,915
Total Household & Personal Products 462,915
Insurance - 0.9%
400 Acrisure LLC / Acrisure Finance Inc, 144A 7.000% 11/15/25 394,959
370 Alliant Holdings Intermediate LLC / Alliant Holdings Co-
Issuer, 144A
6.750% 4/15/28 369,654
Total Insurance 764,613
Materials - 7.5%
250 (c) Ardagh Metal Packaging Finance USA LLC / Ardagh Metal
Packaging Finance PLC, 144A
4.000% 9/01/29 198,665
600 Arsenal AIC Parent LLC, 144A 8.000% 10/01/30 612,185
50 Avient Corp, 144A 7.125% 8/01/30 50,289
50 Axalta Coating Systems LLC, 144A 3.375% 2/15/29 43,562
50 Ball Corp 6.000% 6/15/29 49,892
200 Braskem Idesa SAPI, 144A 6.990% 2/20/32 129,244
200 Cemex SAB de CV, 144A 9.125% 12/30/49 208,814

Nuveen Credit Income Fund
(continued)
Portfolio of Investments
November 30, 2023
(Unaudited)

Principal
Amount (000)   Description (a) Coupon Maturity Value
Materials (continued)
$ 500 Cleveland-Cliffs Inc, 144A 6.750% 4/15/30 $ 486,415
300 Clydesdale Acquisition Holdings Inc, 144A 8.750% 4/15/30 269,200
250 Clydesdale Acquisition Holdings Inc, 144A 6.625% 4/15/29 240,556
280 FMG Resources August 2006 Pty Ltd, 144A 5.875% 4/15/30 269,192
250 Herens Holdco Sarl, 144A 4.750% 5/15/28 193,899
575 INEOS Quattro Finance 2 Plc, 144A 9.625% 3/15/29 593,641
350 Mauser Packaging Solutions Holding Co, 144A 7.875% 8/15/26 347,684
345 Mineral Resources Ltd, 144A 8.500% 5/01/30 348,781
330 Mineral Resources Ltd, 144A 9.250% 10/01/28 341,286
120 NOVA Chemicals Corp, 144A 8.500% 11/15/28 123,960
250 Pactiv Evergreen Group Issuer Inc/Pactiv Evergreen Group
Issuer LLC, 144A
4.000% 10/15/27 228,750
120 Sealed Air Corp/Sealed Air Corp US, 144A 7.250% 2/15/31 122,844
385 Star Energy Geothermal Wayang Windu Ltd, 144A 6.750% 4/24/33 377,613
100 Summit Materials LLC , (WI/DD) 7.250% 1/15/31 100,674
520 SunCoke Energy Inc, 144A 4.875% 6/30/29 447,276
450 (c) Tronox Inc, 144A 4.625% 3/15/29 382,617
200 Volcan Cia Minera SAA, 144A 4.375% 2/11/26 106,362
Total Materials 6,273,401
Media & Entertainment - 7.4%
200 Altice Financing SA, 144A 5.000% 1/15/28 171,251
250 Cablevision Lightpath LLC, 144A 5.625% 9/15/28 186,905
750 CCO Holdings LLC / CCO Holdings Capital Corp, 144A 7.375% 3/03/31 750,356
500 CCO Holdings LLC / CCO Holdings Capital Corp, 144A 5.000% 2/01/28 468,539
50 CCO Holdings LLC / CCO Holdings Capital Corp, 144A 4.250% 2/01/31 41,710
500 CCO Holdings LLC / CCO Holdings Capital Corp, 144A 6.375% 9/01/29 482,415
125 (c) CSC Holdings LLC 5.250% 6/01/24 119,075
300 CSC Holdings LLC, 144A 4.125% 12/01/30 213,513
500 CSC Holdings LLC, 144A 4.500% 11/15/31 353,840
335 Directv Financing LLC / Directv Financing Co-Obligor Inc,
144A
5.875% 8/15/27 301,447
450 DISH Network Corp, 144A 11.750% 11/15/27 446,682
500 Getty Images Inc, 144A 9.750% 3/01/27 500,601
475 LCPR Senior Secured Financing DAC, 144A 5.125% 7/15/29 398,732
275 Outfront Media Capital LLC / Outfront Media Capital Corp,
144A
7.375% 2/15/31 282,013
450 UPC Holding BV, 144A 5.500% 1/15/28 408,623
200 Virgin Media Secured Finance PLC, 144A 5.500% 5/15/29 188,211
750 VZ Secured Financing BV, 144A 5.000% 1/15/32 615,124
300 Ziggo Bond Co BV, 144A 6.000% 1/15/27 285,784
Total Media & Entertainment 6,214,821
Pharmaceuticals, Biotechnology & Life Sciences - 0.5%
400 Bausch Health Cos Inc, 144A 4.875% 6/01/28 203,569
20 Emergent BioSolutions Inc, 144A 3.875% 8/15/28 7,875
200 Jazz Securities DAC, 144A 4.375% 1/15/29 179,925
Total Pharmaceuticals, Biotechnology & Life Sciences 391,369
Real Estate Management & Development - 0.3%
304 Anywhere Real Estate Group LLC / Anywhere Co-Issuer
Corp, 144A
7.000% 4/15/30 262,580
Total Real Estate Management & Development 262,580
Software & Services - 0.6%
350 Ahead DB Holdings LLC, 144A 6.625% 5/01/28 300,401
200 Condor Merger Sub Inc, 144A 7.375% 2/15/30 172,770
50 Open Text Holdings Inc, 144A 4.125% 12/01/31 42,704
Total Software & Services 515,875

Principal
Amount (000)   Description (a) Coupon Maturity Value
Technology Hardware & Equipment - 1.1%
$ 300 Commscope Inc, 144A 8.250% 3/01/27 $ 149,250
200 (c) CommScope Technologies LLC, 144A 6.000% 6/15/25 157,000
325 Imola Merger Corp, 144A 4.750% 5/15/29 295,291
235 NCR Atleos Escrow Corp, 144A 9.500% 4/01/29 242,682
50 Sensata Technologies BV, 144A 4.000% 4/15/29 44,876
Total Technology Hardware & Equipment 889,099
Telecommunication Services - 2.1%
350 Altice France SA/France, 144A 8.125% 2/01/27 301,060
250 Altice France SA/France, 144A 5.500% 1/15/28 191,290
175 Cablevision Lightpath LLC, 144A 3.875% 9/15/27 148,285
500 (c) Frontier Communications Holdings LLC 5.875% 11/01/29 400,195
185 Iliad Holding SASU, 144A 6.500% 10/15/26 180,489
250 Level 3 Financing Inc, 144A 3.400% 3/01/27 236,250
400 Virgin Media Finance PLC, 144A 5.000% 7/15/30 334,011
Total Telecommunication Services 1,791,580
Transportation - 2.1%
750 Allegiant Travel Co, 144A 7.250% 8/15/27 712,500
265 (c) American Airlines Inc, 144A 7.250% 2/15/28 261,726
165 American Airlines Inc , (WI/DD) 8.500% 5/15/29 170,205
300 (c) Cargo Aircraft Management Inc, 144A 4.750% 2/01/28 263,517
300 Forward Air Corp, 144A 9.500% 10/15/31 284,955
50 United Airlines Inc, 144A 4.625% 4/15/29 44,635
Total Transportation 1,737,538
Utilities - 2.5%
50 Calpine Corp, 144A 3.750% 3/01/31 42,843
275 Edison International 5.375% 9/15/72 254,308
500 Ferrellgas LP / Ferrellgas Finance Corp, 144A 5.375% 4/01/26 477,692
250 Ferrellgas LP / Ferrellgas Finance Corp, 144A 5.875% 4/01/29 230,117
221 India Cleantech Energy2021 1, 144A 4.700% 8/10/26 197,242
310 Talen Energy Supply LLC, 144A 8.625% 6/01/30 324,762
50 TerraForm Power Operating LLC, 144A 4.750% 1/15/30 45,000
500 Vistra Operations Co LLC, 144A 7.750% 10/15/31 511,717
Total Utilities 2,083,681
Total Corporate Bonds
(cost $50,814,956) 49,578,973
Principal
Amount (000) Description (a) Coupon Maturity Value
X –
ASSET-BACKED AND MORTGAGE-BACKED SECURITIES - 21.5% X 18,002,469
1,000 (b) Ashford Hospitality Trust 2018-KEYS, (1-Month LIBOR
reference rate + 2.922% spread), 2018 KEYS, 144A
2.860% 6/15/35 $ 960,759
2 (e) Carvana Auto Receivables Trust 2021-P2, 2021 P2, 144A 0.000% 5/10/28 549,375
1,000 COMM 2014-UBS3 Mortgage Trust, 2014 UBS3, 144A 4.767% 6/10/47 608,605
900 COMM 2015-CCRE22 Mortgage Trust, 2015 CR22, 144A 3.000% 3/10/48 608,356
485 COMM 2015-CCRE25 Mortgage Trust, 2015 CR25 3.768% 8/10/48 397,063
1,000 (b) Connecticut Avenue Securities Trust 2021-R01, (SOFR30A
reference rate + 6.000% spread), 2021 R01, 144A
11.328% 10/25/41 1,026,211
850 (b) Connecticut Avenue Securities Trust 2022-R01, (SOFR30A
reference rate + 6.000% spread), 2022 R01, 144A
11.328% 12/25/41 858,689
500 (b) Connecticut Avenue Securities Trust 2023-R01, (SOFR30A
reference rate + 5.100% spread), 2023 R01, 144A
10.429% 12/25/42 535,827
1,000 (b) Connecticut Avenue Securities Trust 2023-R04, (SOFR30A
reference rate + 5.350% spread), 2023 R04, 144A
10.679% 5/25/43 1,074,045
565 (b) Connecticut Avenue Securities Trust 2023-R06, (SOFR30A
reference rate + 5.900% spread), 2023 R06, 144A
11.228% 7/25/43 582,213

Nuveen Credit Income Fund
(continued)
Portfolio of Investments
November 30, 2023
(Unaudited)

Principal
Amount (000) Description (a) Coupon Maturity Value
X–
ASSET-BACKED AND MORTGAGE-BACKED SECURITIES (continued)
$ 500 (b) Elmwood CLO 16 Ltd, (TSFR3M reference rate + 7.220%
spread), 2022 3A, 144A
12.636% 4/20/34 $ 505,470
426 FARM 21-1 Mortgage Trust, 2021 1, 144A 3.240% 7/25/51 303,250
1,000 (b) Freddie Mac STACR REMIC Trust 2021-DNA6, (SOFR30A
reference rate + 7.500% spread), 2021 DNA6, 144A
12.828% 10/25/41 1,051,534
1,000 (b) Freddie Mac STACR REMIC Trust 2022-DNA1, (SOFR30A
reference rate + 7.100% spread), 2022 DNA1, 144A
12.428% 1/25/42 1,015,720
650 (b) Freddie Mac STACR REMIC Trust 2022-DNA2, (SOFR30A
reference rate + 4.750% spread), 2022 DNA2, 144A
10.078% 2/25/42 671,239
500 Frontier Issuer LLC, 2023 1, 144A 11.500% 8/20/53 489,506
500 (b) GoldentTree Loan Management US CLO 1 Ltd, (3-Month
LIBOR reference rate + 7.762% spread), 2021 11A, 144A
8.563% 10/20/34 421,233
800 JPMBB Commercial Mortgage Securities Trust 2014-C22,
2014 C22
4.712% 9/15/47 592,035
500 MetroNet Infrastructure Issuer LLC, 2022 1A, 144A 6.350% 10/20/52 483,556
1,277 (e) Mosaic Solar Loan Trust 2019-2, 2019 2A, 144A 0.000% 9/20/40 495,189
1,316 (e) Mosaic Solar Loan Trust 2020-1, 2020 1A, 144A 0.000% 4/20/46 944,131
276 Oportun Funding XIV LLC, 2021 A, 144A 5.400% 3/08/28 264,990
1,000 (b) Palmer Square CLO 2023-1 Ltd, (TSFR3M reference rate +
5.300% spread), 2023 1A, 144A
10.716% 1/20/36 1,013,191
250 Purchasing Power Funding 2021-A LLC, 2021 A, 144A 4.370% 10/15/25 244,073
750 (b) Thayer Park CLO Ltd, (TSFR3M reference rate + 9.132%
spread), 2017 1A, 144A
1.000% 4/20/34 677,907
1,000 VNDO Trust 2016-350P, 2016 350P, 144A 4.033% 1/10/35 775,721
927 VR Funding LLC, 2020 1A, 144A 6.420% 11/15/50 852,581
Total Asset-Backed and Mortgage-Backed Securities
(cost $19,874,870) 18,002,469
Principal
Amount (000) Description (a) Coupon (f)
Reference
Rate (f) Spread (f) Maturity (g) Value
X –
VARIABLE RATE SENIOR LOAN INTERESTS - 8 .2% (f) X 6,851,508
Capital Goods - 0.8%
$ 125 Emrld Borrower LP, Term Loan B 8.348% SOFR30A 3.000% 5/04/30 $ 125,473
125 Osmose Utilities Services, Inc.,
Term Loan
8.713% SOFR30A 3.250% 6/22/28 123,906
455 Windsor Holdings III, LLC, Term
Loan B
9.820% SOFR30A 4.500% 8/01/30 456,927
Total Capital Goods 706,306
Consumer Discretionary Distribution & Retail - 0.6%
105 Belron Finance US LLC, Term
Loan
8.245% TSFR3M 2.750% 4/06/29 105,039
415 PetSmart, Inc., Term Loan B 9.198% SOFR30A 3.750% 2/12/28 409,725
Total Consumer Discretionary Distribution & Retail 514,764
Consumer Services - 1.0%
186 Caesars Resort Collection, LLC,
Term Loan B, First Lien , (WI/DD)
TBD TBD TBD TBD 186,588
454 ClubCorp Holdings, Inc., Term
Loan B2
10.649% TSFR2M 5.000% 9/18/26 436,644
241 Life Time Fitness Inc , Term
Loan B
10.611% TSFR3M 4.750% 1/15/26 241,257
Total Consumer Services 864,489
Food, Beverage & Tobacco - 0.5%
490 City Brewing Company, LLC,
Term Loan
9.164% TSFR1M 3.500% 4/05/28 398,370
Total Food, Beverage & Tobacco 398,370

Principal
Amount (000) Description (a) Coupon (f)
Reference
Rate (f) Spread (f) Maturity (g) Value
Health Care Equipment & Services - 1.8%
$ 494 Bausch & Lomb, Inc., Term Loan 8.755% SOFR90A 3.250% 5/05/27 $ 479,678
1 Da Vinci Purchaser Corp., Term
Loan
9.463% SOFR30A 4.000% 11/26/26 869
497 Medline Borrower, LP, Term
Loan B
8.463% SOFR30A 3.000% 10/21/28 497,504
2 Onex TSG Intermediate Corp.,
Term Loan B
10.395% TSFR3M 4.750% 2/28/28 2,309
494 Parexel International
Corporation, Term Loan, First
Lien
8.593% SOFR30A 3.250% 11/15/28 493,875
2 US Radiology Specialists, Inc.,
Term Loan
10.740% SOFR90A 5.250% 12/15/27 1,766
Total Health Care Equipment & Services 1,476,001
Insurance - 0.3%
250 Asurion LLC, Term Loan B3,
Second Lien
10.713% SOFR30A 5.250% 2/03/28 225,446
Total Insurance 225,446
Materials - 0.5%
175 Herens US Holdco ., Term Loan
B
9.415% TSFR3M 4.500% 7/03/28 149,761
280 Lonza Group AG, Term Loan B 9.415% TSFR3M 3.250% 7/03/28 239,284
Total Materials 389,045
Media & Entertainment - 0.0%
36 Diamond Sports Group, LLC,
Term Loan
0.000% 12-Month
LIBOR
0.000% 5/19/26 26,612
Total Media & Entertainment 26,612
Pharmaceuticals, Biotechnology & Life Sciences - 1.3%
589 Jazz Financing Lux S.a.r.l., Term
Loan
8.963% SOFR30A 3.500% 5/05/28 590,087
495 Organon & Co, Term Loan 8.436% SOFR30A 3.000% 6/02/28 494,938
Total Pharmaceuticals, Biotechnology & Life Sciences 1,085,025
Real Estate Management & Development - 0.3%
263 Cushman & Wakefield U.S.
Borrower, LLC, Term Loan
8.698% SOFR30A 3.250% 1/31/30 255,883
26 Cushman & Wakefield U.S.
Borrower, LLC, Term Loan B
8.213% SOFR30A 2.750% 8/21/25 25,793
Total Real Estate Management & Development 281,676
Software & Services - 0.1%
48 Open Text Corporation, Term
Loan B
8.198% SOFR30A 2.750% 1/31/30 47,727
Total Software & Services 47,727
Transportation - 0.2%
146 Brown Group Holding, LLC,
Term Loan B2
9.115% SOFR30A +
SOFR90A
3.750% 6/09/29 146,391
Total Transportation 146,391

Nuveen Credit Income Fund
(continued)
Portfolio of Investments
November 30, 2023
(Unaudited)

Principal
Amount (000) Description (a) Coupon (f)
Reference
Rate (f) Spread (f) Maturity (g) Value
Utilities - 0.8%
$ 658 Talen Energy Supply, LLC, Term
Loan B
9.869% SOFR90A 4.500% 5/17/30 $ 661,350
28 Talen Energy Supply, LLC, Term
Loan C
9.869% SOFR90A 4.500% 5/27/30 28,306
Total Utilities 689,656
Total Variable Rate Senior Loan Interests
(cost $6,989,847) 6,851,508
Principal
Amount (000) Description (a) Coupon Maturity Value
X –
SOVEREIGN DEBT - 3 .6 % X 3,018,175
Angola - 0.2%
$ 200 Angolan Government International Bond ,
144A
8.750% 4/14/32 $ 167,000
Total Angola 167,000
Costa Rica - 0.2%
200 Costa Rica Government International Bond
, 144A
6.550% 4/03/34 201,250
Total Costa Rica 201,250
Cote d'Ivoire - 0.3%
300 Ivory Coast Government International Bond
, 144A
6.125% 6/15/33 263,106
Total Cote d'Ivoire 263,106
Dominican Republic - 0.3%
300 Dominican Republic International Bond ,
144A
4.875% 9/23/32 258,410
Total Dominican Republic 258,410
Ecuador - 0.2%
400 Ecuador Government International Bond ,
Reg S
3.500% 7/31/35 139,909
Total Ecuador 139,909
Jordan - 0.4%
300 Jordan Government International Bond ,
144A
7.750% 1/15/28 303,810
Total Jordan 303,810
Kenya - 0.2%
200 Republic of Kenya Government International
Bond , 144A
7.000% 5/22/27 180,008
Total Kenya 180,008
Morocco - 0.3%
210 Morocco Government International Bond ,
144A
6.500% 9/08/33 212,197
Total Morocco 212,197
Namibia - 0.4%
300 Namibia International Bonds , 144A 5.250% 10/29/25 290,106
Total Namibia 290,106
Oman - 0.2%
200
(c)
Oman Government International Bond ,
144A
6.500% 3/08/47 191,473
Total Oman 191,473

Principal
Amount (000)   Description (a) Coupon Maturity Value
Republic of Serbia - 0.2%
$ 200 Serbia International Bond , 144A 6.250% 5/26/28 $ 200,286
Total Republic of Serbia 200,286
Senegal - 0.3%
300 Senegal Government International Bond ,
144A
6.250% 5/23/33 248,310
Total Senegal 248,310
South Africa - 0.2%
200 Republic of South Africa Government
International Bond
5.875% 4/20/32 179,242
Total South Africa 179,242
Uzbekistan - 0.2%
200 Republic of Uzbekistan International Bond
, 144A
5.375% 2/20/29 183,068
Total Uzbekistan 183,068
Total Sovereign Debt
(cost $3,115,458) 3,018,175
Principal
Amount (000) Description (a) Coupon Maturity Value
X –
$1,000 PAR (OR SIMILAR) INSTITUTIONAL PREFERRED - 3 .5 % X 2,901,634
Automobiles & Components - 0.2%
$ 225 General Motors Financial Co Inc 5.700% N/A (h) $ 197,251
Total Automobiles & Components 197,251
Banks - 0.9%
300 Banco Nacional de Comercio Exterior SNC/Cayman Islands,
144A
2.720% 8/11/31 252,361
150 Citigroup Inc 7.625% N/A (h) 149,183
150 Huntington Bancshares Inc/OH 5.625% N/A (h) 130,958
170 (c) Wells Fargo & Co 7.625% N/A (h) 174,252
Total Banks 706,754
Capital Goods - 0.3%
250 AerCap Global Aviation Trust, 144A 6.500% 6/15/45 249,910
Total Capital Goods 249,910
Energy - 0.3%
235 Energy Transfer LP 6.500% N/A (h) 220,052
Total Energy 220,052
Financial Services - 0.6%
500 Ally Financial Inc 6.700% 2/14/33 464,886
Total Financial Services 464,886
Insurance - 0.3%
310 Enstar Finance LLC 5.750% 9/01/40 288,244
Total Insurance 288,244
Media & Entertainment - 0.3%
330 Paramount Global 6.375% 3/30/62 265,650
Total Media & Entertainment 265,650

Nuveen Credit Income Fund
(continued)
Portfolio of Investments
November 30, 2023
(Unaudited)

Principal
Amount (000) Description (a) Coupon Maturity Value
Utilities - 0.6%
$ 250 NRG Energy Inc, 144A 10.250% N/A (h) $ 247,637
275 Vistra Corp, 144A 7.000% N/A (h) 261,250
Total Utilities 508,887
Total $1,000 Par (or similar) Institutional Preferred
(cost $2,953,138) 2,901,634
Principal
Amount (000) Description (a) ,(i) Coupon Maturity Value
X –
CONTINGENT CAPITAL SECURITIES - 2 .0 % X 1,680,601
Banks - 1.3%
$ 200 Banco Bilbao Vizcaya Argentaria SA 9.375% N/A (h) $ 203,545
200 Bancolombia SA 6.909% 10/18/27 194,345
300 Barclays PLC 8.000% N/A (h) 279,934
300 (c) ING Groep NV 6.500% N/A (h) 288,186
200 Societe Generale SA, 144A 8.000% N/A (h) 196,304
Total Banks 1,162,314
Financial Services - 0.7%
350 (c) Deutsche Bank AG 6.000% N/A (h) 306,302
200 UBS Group AG, 144A 9.250% N/A (h) 211,985
Total Financial Services 518,287
Total Contingent Capital Securities
(cost $1,648,382) 1,680,601
Shares Description (a) Coupon Value
X –
$25 PAR (OR SIMILAR) RETAIL PREFERRED - 0 .2 % X 197,245
Energy - 0.2%
7,660 NuStar Energy LP 12.438% $ 197,245
Total Energy 197,245
Total $25 Par (or similar) Retail Preferred
(cost $153,388) 197,245
Shares Description (a) Value
–
COMMON STOCKS - 0 .0 % X 139
Semiconductors & Semiconductor Equipment - 0.0%
130 (j) Bright Bidco BV $ 50
Total Semiconductors & Semiconductor Equipment 50
Transportation - 0.0%
8,907 (e),(j) Jack Cooper Enterprises Inc 89
Total Transportation 89
Total Common Stocks
(cost $–) 139
Total Long-Term Investments
(cost $85,550,039) 82,230,744
Shares Description (a) Coupon Value
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 5.3% X –
4,391,939 (k) State Street Navigator Securities Lending
Government Money Market Portfolio
5.370%(l) $ 4,391,939
Total Investments Purchased with Collateral from Securities Lending
(cost $4,391,939) 4,391,939

Investments in Derivatives
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Principal
Amount (000) Description (a) Coupon Maturity Value
SHORT-TERM INVESTMENTS - 1.0%
X –
REPURCHASE AGREEMENTS - 1 .0 % X 860,000
$ 860 (m) Fixed Income Clearing Corp (FICC) 5.290% 12/01/23 $ 860,000
Total Repurchase Agreements
(cost $860,000) 860,000
Total Short-Term Investments
(cost $860,000) 860,000
Total Investments (cost $ 90,801,978 ) - 104 .7% 87,482,683
Other Assets & Liabilities, Net -  (4.7)% (3,957,475)
Net Assets - 100% $ 83,525,208
Futures Contracts - Long
Description
Number of
Contracts
Expiration
Date
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
U.S. Treasury 5-Year Note 49 3/24 $ 5,212,852 $ 5,235,727 $ 22,875

Nuveen Credit Income Fund
(continued)
Portfolio of Investments
November 30, 2023
(Unaudited)

The following is a reconciliation of the Fund’s Level 3 investments held at the beginning and end of the measurement period:
The valuation techniques and significant unobservable inputs used in recurring Level 3 fair value measurements of assets as of the end of the report-
ing period, were as follows:
The table below presents the transfers in and out of the three valuation levels for the Fund as of the end of the reporting period when compared to the valuation levels at the end of the previous fiscal year. Changes in valuation inputs or methodologies may result in transfers into or out of an assigned level within the fair value hierarchy. Transfers in or out of levels are generally due to the availability of publicly available information and to the significance or extent the Adviser determines that the valuation inputs or methodologies may impact the valuation of those securities.
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Corporate Bonds $ – $ 49,578,973 $ – $ 49,578,973
Asset-Backed and Mortgage-Backed
Securities – 16,013,774 1,988,695 18,002,469
Variable Rate Senior Loan Interests – 6,851,508 – 6,851,508
Sovereign Debt – 3,018,175 – 3,018,175
$1,000 Par (or similar) Institutional
Preferred – 2,901,634 – 2,901,634
Contingent Capital Securities – 1,680,601 – 1,680,601
$25 Par (or similar) Retail Preferred 197,245 – – 197,245
Common Stocks – 50 89 139
Investments Purchased with Collateral from
Securities Lending 4,391,939 – – 4,391,939
Short-Term Investments:
Repurchase Agreements – 860,000 – 860,000
Investments in Derivatives:
Futures Contracts* 22,875 – – 22,875
Total
$ 4,612,059 $ 80,904,715 $ 1,988,784 $ 87,505,558
* Represents net unrealized appreciation (depreciation).
Level 3
Credit Income Common Stocks
Asset-Backed and
Mortgage-Backed
Securities
Balance at the beginning of period $142 $2,089,491
Gains (losses):
Net realized gains (losses) - 10,509
Change in net unrealized appreciation (depreciation) (3) 3,873
Purchases at cost - -
Sales at proceeds - (78,065)
Net discounts (premiums) - (37,113)
Transfers into - -
Transfers (out of) (50) -
Balance at the end of period 89 $1,988,695
Change in net unrealized appreciation (depreciation) during the period of Level 3 securities held as of period end - $3,873
Asset Class Market Value Techniques
Unobservable
Inputs Range
Weighted
Average
Asset-Backed and Mortgage-Backed
Securities
$1,988,695 Third Party Vendor Broker Quote $38.78 - $21,975 24.90% - 47.47%
Common Stocks 89 Expected Recovery Recovery Proceeds $0.01 N/A
Total $1,988,784
Level 1
Level 2 Level 3
Transfers In (Transfers Out) Transfers In (Transfers Out) Transfers In (Transfers Out)
Credit Income
Common Stocks $- $- $50 $- $- $(50)

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(a) All percentages shown in the Portfolio of Investments are based on net assets.
(b) Variable rate security. The rate shown is the coupon as of the end of the reporting period.
(c) Investment, or a portion of investment, is out on loan for securities lending. The total value of the securities out on loan as of the end of the reporting period was $4,207,687.
(d) Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(e) For fair value measurement disclosure purposes, investment classified as Level 3.
(f) Senior loans generally pay interest at rates which are periodically adjusted by reference to a base short-term, floating lending rate (Reference
Rate) plus an assigned fixed rate (Spread). These floating lending rates are generally (i) the lending rate referenced by the London Inter-Bank
Offered Rate ("LIBOR"), or (ii) the prime rate offered by one or more major United States banks. Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan. The rate shown is the coupon as of the end of the reporting period.
(g) Senior loans generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments of senior loans may occur. As a result, the actual remaining maturity of senior loans held may be substantially less than the stated maturities shown.
(h) Perpetual security. Maturity date is not applicable.
(i) Contingent Capital Securities (“CoCos”) are hybrid securities with loss absorption characteristics built into the terms of the security for the benefit of the issuer. For example, the terms may specify an automatic write-down of principal or a mandatory conversion into the issuer’s common stock under certain adverse circumstances, such as the issuer’s capital ratio falling below a specified level.
(j) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(k) The Fund may loan securities representing up to one third of the value of its total assets (which includes collateral for securities on loan) to broker dealers, banks, and other institutions. The collateral maintained by the Fund shall have a value, at the inception of each loan, equal to not less than 100% of the value of the loaned securities. The cash collateral received by the Fund is invested in this money market fund.
(l) The rate shown is the one-day yield as of the end of the reporting period.
(m) Agreement with Fixed Income Clearing Corporation, 5.290% dated 12/1/23 to be repurchased at $860,126 on 12/1/23, collateralized by
Government Agency Securities, with coupon rate 3.875% and maturity date 12/31/29, valued at $877,297.
144A Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
LIBOR London Inter-Bank Offered Rate
PIK Payment-in-kind (“PIK”) security.  Depending on the terms of the security, income may be received in the form of cash, securities, or a combination of both.  The PIK rate shown, where applicable, represents the annualized rate of the last PIK payment made by the issuer as of the end of the reporting period.
Reg S Regulation S allows U.S. companies to sell securities to persons or entities located outside of the United States without registering those securities with the Securities and Exchange Commission. Specifically, Regulation S provides a safe harbor from the registration requirements of the Securities Act for the offers and sales of securities by both foreign and domestic issuers that are made outside the
United States.
REIT Real Estate Investment Trust
SOFR
30A 30 Day Average Secured Overnight Financing Rate
SOFR
90A 90 Day Average Secured Overnight Financing Rate
TBD Senior loan purchased on a when-issued or delayed-delivery basis. Certain details associated with this purchase are not known prior to the settlement date of the transaction. In addition, senior loans typically trade without accrued interest and therefore a coupon rate is not available prior to settlement. At settlement, if still unknown, the borrower or counterparty will provide the Fund with the final coupon rate and maturity date.
TSFR
1M CME Term SOFR 1 Month
TSFR
3M CME Term SOFR 3 Month
WI/DD When-issued or delayed delivery security.

Nuveen Strategic Income Fund
Portfolio of Investments November 30, 2023
(Unaudited)
Principal
Amount (000) Description (a) Coupon Maturity Value
LONG-TERM INVESTMENTS - 95.8%
X –
ASSET-BACKED AND MORTGAGE-BACKED SECURITIES - 49.9% X 360,588,577
$ 1,224 Aaset 2021-2 Trust, 2021 2A, 144A 2.798% 1/15/47 $ 1,047,864
600 (b) ACRE Commercial Mortgage 2021-FL4 Ltd, (TSFR1M
reference rate + 2.714% spread), 2021 FL4, 144A
8.046% 12/18/37 560,431
2,000 Adams Outdoor Advertising LP, 2023 1, 144A 6.967% 7/15/53 1,992,517
1,400 (b) AGL CLO 19 Ltd, (TSFR3M reference rate + 2.750% spread),
2022 19A, 144A
8.162% 7/21/35 1,404,861
2,500 (b) Alen 2021-ACEN Mortgage Trust, (TSFR1M reference rate +
4.114% spread), 2021 ACEN, 144A
9.437% 4/15/34 1,280,269
611 (b) Ameriquest Mortgage Securities Inc Asset Back Ser 2004-
R1, (TSFR1M reference rate + 0.714% spread), 2004 R1
2.788% 2/25/34 565,974
1,000 AMSR 2019-SFR1 Trust, 2019 SFR1, 144A 3.247% 1/19/39 910,372
1,482 AMSR 2020-SFR1 Trust, 2020 SFR1, 144A 2.419% 4/17/37 1,399,186
1,900 Angel Oak Mortgage Trust 2020-1, 2020 1, 144A 3.161% 12/25/59 1,625,370
388 Arroyo Mortgage Trust 2019-3, 2019 3, 144A 3.416% 10/25/48 354,326
1,300 (b) Ashford Hospitality Trust 2018-KEYS, (TSFR1M reference rate + 2.022% spread), 2018 KEYS, 144A
7.345% 6/15/35 1,252,185
850 Avis Budget Rental Car Funding AESOP LLC, 2021 1A, 144A 2.130% 8/20/27 746,870
2,000 (b) BAMLL Commercial Mortgage Securities Trust 2022-DKLX,
(TSFR1M reference rate + 3.000% spread), 2022 DKLX,
144A
8.323% 1/15/39 1,935,063
1,200 BANK, 2017 BNK5 4.190% 6/15/60 970,645
700 BANK 2017-BNK8, 2017 BNK8 4.231% 11/15/50 436,542
2,700 BANK 2019-BNK18, 2019 BN18 4.214% 5/15/62 1,859,834
2,500 BANK 2019-BNK21, 2019 BN21, 144A 2.500% 10/17/52 1,248,510
1,700 Benchmark 2018-B2 Mortgage Trust, 2018 B2 4.433% 2/15/51 1,278,358
1,000 Benchmark 2019-B14 Mortgage Trust, 2019 B14, 144A 2.500% 12/15/62 483,959
1,500 Benchmark 2020-B18 Mortgage Trust, 2020 B18, 144A 4.139% 7/15/53 1,314,468
1,000 Benchmark 2020-IG2 Mortgage Trust, 2020 IG2, 144A 2.791% 9/15/48 768,874
1,000 Benchmark 2020-IG3 Mortgage Trust, 2020 IG3, 144A 3.654% 9/15/48 868,092
295 Bojangles Issuer LLC, 2020 1A, 144A 3.832% 10/20/50 272,203
2,625 (b) Boyce Park Clo Ltd, (TSFR3M reference rate + 3.100%
spread), 2022 1A, 144A
8.512% 4/21/35 2,516,391
1,275 (b) BX Commercial Mortgage Trust 2019-XL, (1-Month LIBOR
reference rate + 2.114% spread), 2019 XL, 144A
2.110% 10/15/36 1,259,467
1,368 (b) BX Commercial Mortgage Trust 2021-XL2, (TSFR1M
reference rate + 1.960% spread), 2021 XL2, 144A
7.283% 10/15/38 1,321,338
1,500 (b) BX Trust 2023-DELC, (TSFR1M reference rate + 3.339%
spread), 2023 DELC, 144A
8.671% 5/15/38 1,505,535
1,095 BXP Trust 2017-CC, 2017 CC, 144A 3.552% 8/13/37 797,049
1,500 BXP Trust 2021-601L, 2021 601L, 144A 2.868% 1/15/44 889,061
493 Cars Net Lease Mortgage Notes Series 2020-1, 2020 1A,
144A
3.100% 12/15/50 411,967
1,250 Cars Net Lease Mortgage Notes Series 2020-1, 2020 1A,
144A
4.690% 12/15/50 1,047,588
1,150 CARS-DB4 LP, 2020 1A, 144A 4.520% 2/15/50 1,029,396
632 CARS-DB5 LP, 2021 1A, 144A 1.920% 8/15/51 550,296
1,719 Carvana Auto Receivables Trust 2021-N4, 2021 N4 2.300% 9/11/28 1,642,878
705 CD 2016-CD1 Mortgage Trust, 2016 CD1 3.631% 8/10/49 442,965
1,440 CD Mortgage Trust, 2017 CD3 3.984% 2/10/50 850,611
750 CF 2020-P1 Mortgage Trust, 2020 P1, 144A 3.603% 4/15/52 473,614
49 CF 2020-P1 Mortgage Trust, 2020 P1, 144A 2.840% 4/15/25 46,219
675 CF Hippolyta Issuer LLC, 2020 1, 144A 2.600% 7/15/60 540,194
1,349 CF Hippolyta Issuer LLC, 2020 1, 144A 2.280% 7/15/60 1,204,345
1,000 (b) CIFC Funding 2018-II Ltd, (3-Month LIBOR reference rate +
3.112% spread), 2018 2A, 144A
5.560% 4/20/31 993,450
2,125 (b) CIFC Funding 2020-I Ltd, (TSFR3M reference rate + 3.362%
spread), 2020 1A, 144A
8.755% 7/15/36 2,084,028

Principal
Amount (000) Description (a) Coupon Maturity Value
X–
ASSET-BACKED AND MORTGAGE-BACKED SECURITIES (continued)
$ 2,000 (b) CIFC Funding 2020-I Ltd, (TSFR3M reference rate + 2.262%
spread), 2020 1A, 144A
7.655% 7/15/36 $ 1,964,212
385 (b) CIFC Funding 2020-II Ltd, (3-Month LIBOR reference rate +
6.762% spread), 2020 2A, 144A
12.177% 10/20/34 378,318
1,760 (b) CIFC Funding 2020-II Ltd, (TSFR3M reference rate + 3.312%
spread), 2020 2A, 144A
8.727% 10/20/34 1,732,046
1,305 (b) CIFC Funding 2020-II Ltd, (TSFR3M reference rate + 2.312%
spread), 2020 2A, 144A
7.727% 10/20/34 1,284,004
2,500 (b) CIFC Funding 2022-IV Ltd, (SOFR reference rate + 3.550%
spread), 2022 4A, 144A
8.944% 7/16/35 2,467,893
1,000 Citigroup Commercial Mortgage Trust 2014-GC23, 2014
GC23, 144A
4.625% 7/10/47 860,225
2,750 Citigroup Commercial Mortgage Trust 2015-GC29, 2015
GC29
3.758% 4/10/48 2,575,585
1,690 Citigroup Commercial Mortgage Trust 2015-GC29, 2015
GC29
4.276% 4/10/48 1,550,665
850 (b) Citigroup Commercial Mortgage Trust 2021-PRM2,
(TSFR1M reference rate + 2.014% spread), 2021 PRM2,
144A
7.337% 10/15/38 817,824
2,410 Cologix Data Centers US Issuer LLC, 2021 1A, 144A 3.300% 12/26/51 2,126,717
1,755 COMM 2014-CCRE17 Mortgage Trust, 2014 CR17 4.377% 5/10/47 1,627,605
1,400 COMM 2014-LC17 Mortgage Trust, 2014 LC17 4.689% 10/10/47 1,300,301
3,150 Comm 2014-UBS2 Mortgage Trust, 2014 UBS2 4.947% 3/10/47 2,763,493
2,000 COMM 2014-UBS3 Mortgage Trust, 2014 UBS3 4.894% 6/10/47 1,412,366
2,000 COMM 2014-UBS3 Mortgage Trust, 2014 UBS3, 144A 4.767% 6/10/47 1,217,211
1,840 COMM 2015-CCRE22 Mortgage Trust, 2015 CR22 4.203% 3/10/48 1,634,346
2,000 COMM 2015-CCRE22 Mortgage Trust, 2015 CR22, 144A 3.000% 3/10/48 1,351,902
2,628 COMM 2015-CCRE23 Mortgage Trust, 2015 CR23 4.430% 5/10/48 2,123,499
1,500 COMM 2015-CCRE24 Mortgage Trust, 2015 CR24 3.463% 8/10/48 1,200,724
1,000 COMM 2015-CCRE24 Mortgage Trust, 2015 CR24 4.492% 8/10/48 924,496
500 COMM 2015-CCRE24 Mortgage Trust, 2015 CR24 4.492% 8/10/48 439,515
550 COMM 2015-CCRE25 Mortgage Trust, 2015 CR25 3.768% 8/10/48 450,278
3,000 COMM 2015-CCRE26 Mortgage Trust, 2015 CR26 4.614% 10/10/48 2,748,584
900 COMM 2015-LC23 Mortgage Trust, 2015 LC23 4.697% 10/10/48 810,172
1,000 COMM 2019-GC44 Mortgage Trust, 2019 GC44 3.640% 8/15/57 711,088
1,120 COMM Mortgage Trust, 2014 CR14 4.585% 2/10/47 992,049
1,500 Commercial Mortgage Pass Through Certificates, 2022 HC,
144A
4.084% 1/10/39 1,153,187
17 Connecticut Avenue Securities Trust 2018-R07, 2018 R07,
144A
7.835% 4/25/31 16,628
625 (b) Connecticut Avenue Securities Trust 2021-R03, (SOFR30A
reference rate + 5.500% spread), 2021 R03, 144A
10.828% 12/25/41 623,595
850 (b) Connecticut Avenue Securities Trust 2022-R01, (SOFR30A
reference rate + 6.000% spread), 2022 R01, 144A
11.328% 12/25/41 858,689
3,400 (b) Connecticut Avenue Securities Trust 2022-R02, (SOFR30A
reference rate + 4.500% spread), 2022 R02, 144A
9.828% 1/25/42 3,497,694
4,000 (b) Connecticut Avenue Securities Trust 2022-R03, (SOFR30A
reference rate + 9.850% spread), 2022 R03, 144A
14.823% 3/25/42 4,513,919
4,000 (b) Connecticut Avenue Securities Trust 2022-R03, (SOFR30A
reference rate + 3.500% spread), 2022 R03, 144A
8.828% 3/25/42 4,163,368
3,250 (b) Connecticut Avenue Securities Trust 2022-R03, (SOFR30A
reference rate + 6.250% spread), 2022 R03, 144A
6.349% 3/25/42 3,548,823
1,880 (b) Connecticut Avenue Securities Trust 2022-R04, (SOFR30A
reference rate + 3.100% spread), 2022 R04, 144A
8.428% 3/25/42 1,938,247
4,000 (b) Connecticut Avenue Securities Trust 2022-R04, (SOFR30A
reference rate + 5.250% spread), 2022 R04, 144A
10.578% 3/25/42 4,242,151
4,000 (b) Connecticut Avenue Securities Trust 2022-R06, (SOFR30A
reference rate + 3.850% spread), 2022 R06, 144A
9.178% 5/25/42 4,209,121
2,100 (b) Connecticut Avenue Securities Trust 2022-R07, (SOFR30A
reference rate + 12.000% spread), 2022 R07, 144A
17.296% 6/25/42 2,474,585
4,000 (b) Connecticut Avenue Securities Trust 2022-R07, (SOFR30A
reference rate + 4.650% spread), 2022 R07, 144A
9.979% 6/25/42 4,312,262

Nuveen Strategic Income Fund
(continued)
Portfolio of Investments
November 30, 2023
(Unaudited)

Principal
Amount (000) Description (a) Coupon Maturity Value
X–
ASSET-BACKED AND MORTGAGE-BACKED SECURITIES (continued)
$ 600 (b) Connecticut Avenue Securities Trust 2022-R09, (SOFR30A
reference rate + 6.750% spread), 2022 R09, 144A
12.079% 9/25/42 $ 651,882
4,000 (b) Connecticut Avenue Securities Trust 2022-R09, (SOFR30A
reference rate + 4.750% spread), 2022 R09, 144A
10.079% 9/25/42 4,299,039
4,000 (b) Connecticut Avenue Securities Trust 2023-R01, (SOFR30A
reference rate + 3.750% spread), 2023 R01, 144A
9.079% 12/25/42 4,210,162
3,000 (b) Connecticut Avenue Securities Trust 2023-R04, (SOFR30A
reference rate + 5.350% spread), 2023 R04, 144A
10.679% 5/25/43 3,222,136
800 (b) Connecticut Avenue Securities Trust 2023-R05, (SOFR30A
reference rate + 6.850% spread), 2023 R05, 144A
12.179% 6/25/43 834,938
1,000 (b) Connecticut Avenue Securities Trust 2023-R05, (SOFR30A
reference rate + 4.750% spread), 2023 R05, 144A
10.079% 6/25/43 1,050,506
4,000 (b) Connecticut Avenue Securities Trust 2023-R06, (SOFR30A
reference rate + 3.900% spread), 2023 R06, 144A
9.188% 7/25/43 4,068,624
3,000 Crescendo Royalty Funding LP, 2021 1, 144A 3.567% 12/20/51 2,725,818
1,000 CSMC 2021-NQM1, 2021 NQM1, 144A 2.130% 5/25/65 622,763
1,653 CyrusOne Data Centers Issuer I, 2023 1A, 144A 5.450% 4/20/48 1,448,002
1,000 CyrusOne Data Centers Issuer I, 2023 2A, 144A, (WI/DD) 5.560% 11/20/48 932,259
1,176 DB Master Finance LLC, 2021 1A, 144A 2.493% 11/20/51 1,007,659
633 DB Master Finance LLC, 2019 1A, 144A 4.021% 5/20/49 599,779
1,176 DB Master Finance LLC, 2021 1A, 144A 2.045% 11/20/51 1,051,337
142 Diamond Resorts Owner Trust 2021-1, 2021 1A, 144A 3.830% 11/21/33 128,842
142 Diamond Resorts Owner Trust 2021-1, 2021 1A, 144A 2.700% 11/21/33 129,895
30,450 DOLP Trust 2021-NYC, 2021 NYC, (I/O), 144A 0.665% 5/10/41 1,101,608
975 Domino's Pizza Master Issuer LLC, 2021 1A, 144A 2.662% 4/25/51 837,578
1,601 DRIVEN BRANDS FUNDING LLC, 2020 1A, 144A 3.786% 7/20/50 1,438,222
1,459 DRIVEN BRANDS FUNDING LLC, 2020 2A, 144A 3.237% 1/20/51 1,267,452
2,829 EWC Master Issuer LLC, 2022 1A, 144A 5.500% 3/15/52 2,630,389
4,715 (b) Fannie Mae - CAS, (SOFR30A reference rate + 5.550%
spread), 2023 R02, 144A
10.878% 1/25/43 5,058,330
1,438 Fannie Mae Connecticut Avenue Securities, 2017 C06 1.800% 2/25/30 9,163
6,112 Fannie Mae Pool, FN MA4805, 2022 1 4.500% 11/01/52 5,727,424
5,941 Fannie Mae Pool, FN MA4785 5.000% 10/01/52 5,727,705
5,874 Fannie Mae Pool, FN MA4942 6.000% 3/01/53 5,894,877
2,964 Fannie Mae Pool, FN MA5165 5.500% 10/01/53 2,920,781
2,851 Fannie Mae Pool, FN MA4918 5.000% 2/01/53 2,743,671
6,050 Fannie Mae Pool, FN MA4919 5.500% 2/01/53 5,963,136
56 Fannie Mae Pool FN 745324, FN 745324 6.000% 3/01/34 56,319
1 (b) Fannie Mae Pool FN 905597, FN 905597, (12-Month LIBOR
reference rate + 1.875% spread)
4.125% 12/01/36 699
11 (b) Fannie Mae Pool FN 946228, FN 946228, (12-Month LIBOR
reference rate + 1.587% spread)
5.837% 9/01/37 10,639
171 (b) Fannie Mae REMICS, (SOFR30A reference rate + 5.836%
spread), 2013 98, (I/O)
0.507% 9/25/43 16,349
84 Flagstar Mortgage Trust 2017-2, 2017 2, 144A 3.992% 10/25/47 72,967
1,245 Flagstar Mortgage Trust 2021-10INV, 2021 10IN, 144A 3.000% 10/25/51 986,586
2,558 Flagstar Mortgage Trust 2021-4, 2021 4, 144A 2.500% 6/01/51 1,942,206
11,447 Freddie Mac Multifamily ML Certificates, 2021 ML12, (I/O) 1.303% 7/25/41 1,101,585
4,000 (b) Freddie Mac STACR REMIC Trust 2021-DNA6, (SOFR30A
reference rate + 7.500% spread), 2021 DNA6, 144A
12.828% 10/25/41 4,206,135
2,550 (b) Freddie Mac STACR REMIC Trust 2022-DNA1, (SOFR30A
reference rate + 2.500% spread), 2022 DNA1, 144A
7.828% 1/25/42 2,545,625
2,000 (b) Freddie Mac STACR REMIC Trust 2022-DNA1, (SOFR30A
reference rate + 3.400% spread), 2022 DNA1, 144A
8.728% 1/25/42 2,002,454
2,365 (b) Freddie Mac STACR REMIC Trust 2022-DNA2, (SOFR30A
reference rate + 4.750% spread), 2022 DNA2, 144A
10.078% 2/25/42 2,442,279
1,148 (b) Freddie Mac STACR REMIC Trust 2022-DNA2, (SOFR30A
reference rate + 8.500% spread), 2022 DNA2, 144A
13.788% 2/25/42 1,206,775
3,000 (b) Freddie Mac STACR REMIC Trust 2022-DNA2, (SOFR30A
reference rate + 3.750% spread), 2022 DNA2, 144A
9.078% 2/25/42 3,081,772
4,000 (b) Freddie Mac STACR REMIC Trust 2022-DNA3, (SOFR30A
reference rate + 4.350% spread), 2022 DNA3, 144A
9.678% 4/25/42 4,193,425

Principal
Amount (000) Description (a) Coupon Maturity Value
X–
ASSET-BACKED AND MORTGAGE-BACKED SECURITIES (continued)
$ 4,000 (b) Freddie Mac STACR REMIC Trust 2022-DNA3, (SOFR30A
reference rate + 2.900% spread), 2022 DNA3, 144A
8.228% 4/25/42 $ 4,093,976
4,000 (b) Freddie Mac STACR REMIC Trust 2022-DNA3, (SOFR30A
reference rate + 5.650% spread), 2022 DNA3, 144A
8.647% 4/25/42 4,238,448
4,000 (b) Freddie Mac STACR REMIC Trust 2022-DNA6, (SOFR30A
reference rate + 3.700% spread), 2022 DNA6, 144A
9.028% 9/25/42 4,207,604
4,000 (b) Freddie Mac STACR REMIC Trust 2022-HQA1, (SOFR30A
reference rate + 7.000% spread), 2022 HQA1, 144A
9.997% 3/25/42 4,354,876
129 (b) Freddie Mac Strips, (SOFR30A reference rate + 5.806%
spread), 2014 327, (I/O)
0.481% 3/15/44 11,068
4,000 (b) Freddie Mac Structured Agency Credit Risk Debt Notes,
(SOFR30A reference rate + 4.000% spread), 2022 HQA2,
144A
9.328% 7/25/42 4,194,728
1,000 Frontier Issuer LLC, 2023 1, 144A 6.600% 8/20/53 967,262
1,000 Frontier Issuer LLC, 2023 1, 144A 11.500% 8/20/53 979,011
1,000 Frontier Issuer LLC, 2023 1, 144A 8.300% 8/20/53 973,245
500 (b) Goldentree Loan Opportunities IX Ltd, (TSFR3M reference rate + 0.059% spread), 2014 9A, 144A
11.312% 10/29/29 500,865
2,614 (b) Government National Mortgage Association, (SOFR30A
reference rate + 26.100% spread), 2023 96
2.936% 7/20/53 2,715,814
3,973 (b) Government National Mortgage Association, (SOFR30A
reference rate + 23.205% spread), 2023 111
2.437% 8/20/53 3,957,414
7,040 (b) Government National Mortgage Association, (SOFR30A
reference rate + 6.250% spread), 2020 133, (I/O)
0.925% 9/20/50 807,728
2,000 (b) GRACIE POINT INTERNATIONAL FUNDING 2023-2,
(SOFR90A reference rate + 5.400% spread), 2023 2A, 144A
0.000% 3/01/27 1,999,954
1,081 (b) GS Mortgage Securities Corp Trust 2018-TWR, (1-Month
LIBOR reference rate + 1.497% spread), 2018 TWR, 144A
3.449% 7/15/31 793,540
1,500 (b) GS Mortgage Securities Corp Trust 2018-TWR, (TSFR1M
reference rate + 1.897% spread), 2018 TWR, 144A
7.220% 7/15/31 716,225
2,000 (b) GS Mortgage Securities Corp Trust 2021-ARDN, (TSFR1M
reference rate + 3.464% spread), 2021 ARDN, 144A
8.787% 11/15/36 1,864,370
2,600 (b) GS Mortgage Securities Corp Trust 2021-ARDN, (TSFR1M
reference rate + 1.364% spread), 2021 ARDN, 144A
6.687% 11/15/36 2,522,592
1,000 GS Mortgage Securities Trust 2016-GS3, 2016 GS3 4.111% 10/10/49 787,292
1,200 GS Mortgage Securities Trust 2016-GS4, 2016 GS4 4.077% 11/10/49 963,100
1,425 GS Mortgage Securities Trust 2019-GC38, 2019 GC38 4.158% 2/10/52 1,264,513
1,000 GS Mortgage Securities Trust 2020-GSA2, 2020 GSA2 2.012% 12/12/53 772,884
116 GS Mortgage-Backed Securities Corp Trust 2019-PJ2, 2019
PJ2, 144A
4.000% 11/25/49 105,106
6 GS Mortgage-Backed Securities Corp Trust 2019-PJ2, 2019
PJ2, 144A
4.000% 11/25/49 5,082
164 GS Mortgage-Backed Securities Corp Trust 2021-PJ5, 2021
PJ5, 144A
2.500% 10/25/51 124,262
2,491 GS Mortgage-Backed Securities Trust 2021-PJ6, 2021 PJ6,
144A
2.500% 11/25/51 1,900,545
1,682 GS Mortgage-Backed Securities Trust 2021-PJ7, 2021 PJ7,
144A
2.500% 1/25/52 1,276,853
338 GS Mortgage-Backed Securities Trust 2021-PJ8, 2021 PJ8,
144A
2.500% 1/25/52 256,658
2,917 Hardee's Funding LLC, 2020 1A, 144A 3.981% 12/20/50 2,526,858
750 Hertz Vehicle Financing LLC, 2021 1A, 144A 2.050% 12/26/25 717,304
1,000 HI-FI Music IP Issuer LP, 2022 1A, 144A 3.939% 2/01/62 919,252
358 Hilton Grand Vacations Trust 2019-A, 2019 AA, 144A 2.840% 7/25/33 334,940
1,731 Horizon Aircraft Finance II Ltd, 2019 1, 144A 3.721% 7/15/39 1,512,971
861 Horizon Aircraft Finance III Ltd, 2019 2, 144A 3.425% 11/15/39 668,800
1,000 Hotwire Funding LLC, 2021 1, 144A 2.658% 11/20/51 860,710
1,025 Hpefs Equipment Trust 2022-2, 2022 2A, 144A 4.940% 3/20/30 999,563
1,000 Hudson Yards 2019-55HY Mortgage Trust, 2019 55HY, 144A 3.041% 12/10/41 688,838
1,500 (b) ILPT Commercial Mortgage Trust 2022-LPF2, (TSFR1M
reference rate + 2.744% spread), 2022 LPF2, 144A
8.067% 10/15/39 1,471,294
436 Impac Secured Assets CMN Owner Trust, 2000 3 8.000% 10/25/30 384,320

Nuveen Strategic Income Fund
(continued)
Portfolio of Investments
November 30, 2023
(Unaudited)

Principal
Amount (000) Description (a) Coupon Maturity Value
X–
ASSET-BACKED AND MORTGAGE-BACKED SECURITIES (continued)
$ 2,000 Imperial Fund Mortgage Trust 2020-NQM1, 2020 NQM1,
144A
3.531% 10/25/55 $ 1,638,143
324 Imperial Fund Mortgage Trust 2020-NQM1, 2020 NQM1,
144A
2.051% 10/25/55 288,492
450 Imperial Fund Mortgage Trust 2021-NQM1, 2021 NQM1,
144A
2.383% 6/25/56 306,136
396 Imperial Fund Mortgage Trust 2021-NQM1, 2021 NQM1,
144A
1.617% 6/25/56 322,678
1,250 (c) Industrial DPR Funding Ltd, 2022 1A, 144A 5.380% 4/15/34 1,057,488
2,441 (b) J.P. Morgan Chase Commercial Mortgage Securities Trust
2022-NLP, (TSFR1M reference rate + 2.608% spread), 2022
NLP, 144A
7.918% 4/15/37 2,065,545
2,448 Jonah Energy Abs I LLC, 2022 1, 144A 7.200% 11/20/37 2,437,548
177 (b) JP Morgan Alternative Loan Trust 2007-S1, (TSFR1M
reference rate + 0.674% spread), 2007 S1
6.017% 4/25/47 167,491
379 JP Morgan Mortgage Trust 2018-3, 2018 3, 144A 3.500% 9/25/48 321,885
123 JP Morgan Mortgage Trust 2018-4, 2018 4, 144A 3.500% 10/25/48 102,440
505 JP MORGAN MORTGAGE TRUST 2018-5, 2018 5, 144A 3.500% 10/25/48 421,616
848 JP Morgan Mortgage Trust 2018-6, 2018 6, 144A 3.887% 12/25/48 696,016
71 JP Morgan Mortgage Trust 2019-1, 2019 1, 144A 4.000% 5/25/49 63,689
32 (b) JP Morgan Mortgage Trust 2019-INV1, (TSFR1M reference rate + 1.064% spread), 2019 INV1, 144A
6.407% 10/25/49 30,654
229 JP Morgan Mortgage Trust 2020-1, 2020 1, 144A 3.829% 6/25/50 191,008
409 JP Morgan Mortgage Trust 2021-11, 2021 11, 144A 2.500% 1/25/52 310,659
284 JP Morgan Mortgage Trust 2021-7, 2021 7, 144A 2.500% 11/25/51 215,779
185 JP Morgan Mortgage Trust 2021-8, 2021 8, 144A 2.500% 12/25/51 140,611
2,500 JPMBB Commercial Mortgage Securities Trust 2015-C31,
2015 C31
4.776% 8/15/48 1,888,658
1,400 JPMBB Commercial Mortgage Securities Trust 2016-C1,
2016 C1, 144A
4.358% 3/17/49 1,116,623
2,000 JPMCC Commercial Mortgage Securities Trust 2017-JP6,
2017 JP6
3.853% 7/15/50 1,264,039
1,400 JPMCC Commercial Mortgage Securities Trust 2017-JP7,
2017 JP7, 144A
4.528% 9/15/50 938,141
1,335 JPMCC Commercial Mortgage Securities Trust 2017-JP7,
2017 JP7
3.778% 9/15/50 1,012,017
190 Ladder Capital Commercial Mortgage 2013-GCP Mortgage
Trust, 2013 GCP, 144A
3.985% 2/15/36 164,582
1,472 Lunar 2021-1 Structured Aircraft Portfolio Notes, 2021 1,
144A
5.682% 10/15/46 1,217,963
1,500 (b) Madison Park Funding LIX Ltd, (TSFR3M reference rate +
2.362% spread), 2021 59A, 144A
7.757% 1/18/34 1,490,990
1,500 (b) Madison Park Funding XXXVI Ltd, (TSFR3M reference rate +
3.500% spread), 2019 36A, 144A
5.981% 4/15/35 1,476,821
1,500 (b) Magnetite XXIII Ltd, (TSFR3M reference rate + 2.312%
spread), 2019 23A, 144A
7.690% 1/25/35 1,487,388
96 MAPS 2018-1 Ltd, 2018 1A, 144A 4.212% 5/15/43 86,240
252 MAPS 2021-1 Trust, 2021 1A, 144A 2.521% 6/15/46 220,716
1,000 Mercury Financial Credit Card Master Trust, 2023 1A, 144A 8.040% 9/20/27 1,006,912
1,000 Mercury Financial Credit Card Master Trust, 2023 1A, 144A 9.590% 9/20/27 1,003,985
2,000 MetroNet Infrastructure Issuer LLC, 2022 1A, 144A 6.350% 10/20/52 1,934,223
1,000 MetroNet Infrastructure Issuer LLC, 2023 1A, 144A 8.010% 4/20/53 977,400
34,356 MFT Trust 2020-ABC, 2020 ABC, (I/O), 144A 0.235% 2/10/42 273,512
750 Morgan Stanley Capital I Trust 2018-H3, 2018 H3 4.177% 7/15/51 699,315
257 Morgan Stanley Residential Mortgage Loan Trust 2021-5,
2021 5, 144A
2.500% 8/25/51 195,257
2,000 MRCD 2019-MARK Mortgage Trust, 2019 PARK, 144A 2.718% 12/15/36 1,179,598
500 MSCG Trust 2015-ALDR, 2015 ALDR, 144A 3.577% 6/07/35 421,839
1,500 MSCG Trust 2015-ALDR, 2015 ALDR, 144A 3.577% 6/07/35 1,295,426
1,000 (b) MTN Commercial Mortgage Trust 2022-LPFL, (TSFR1M
reference rate + 2.943% spread), 2022 LPFL, 144A
7.773% 3/15/39 950,921
491 MVW 2019-2 LLC, 2019 2A, 144A 2.680% 10/20/38 455,052

Principal
Amount (000) Description (a) Coupon Maturity Value
X–
ASSET-BACKED AND MORTGAGE-BACKED SECURITIES (continued)
$ 194 MVW 2021-1W LLC, 2021 1WA, 144A 1.940% 1/22/41 $ 176,094
363 MVW Owner Trust 2019-1, 2019 1A, 144A 3.330% 11/20/36 344,750
1,500 (b) Natixis Commercial Mortgage Securities Trust 2019-MILE,
(TSFR1M reference rate + 4.329% spread), 2019 MILE, 144A
9.652% 7/15/36 988,491
1,500 (b) Natixis Commercial Mortgage Securities Trust 2019-MILE,
(TSFR1M reference rate + 3.579% spread), 2019 MILE, 144A
8.902% 7/15/36 1,067,098
1,000 (b) Neuberger Berman Loan Advisers Clo 40 Ltd, (TSFR3M
reference rate + 3.012% spread), 2021 40A, 144A
8.405% 4/16/33 978,771
660 (b) Neuberger Berman Loan Advisers Clo 40 Ltd, (TSFR3M
reference rate + 6.112% spread), 2021 40A, 144A
11.505% 4/16/33 647,024
1,625 (b) Neuberger Berman Loan Advisers CLO 48 Ltd, (TSFR3M
reference rate + 0.032% spread), 2022 48A, 144A
8.578% 4/25/36 1,570,810
1,000 Neuberger Berman Loan Advisers NBLA CLO 53 Ltd, 144A 0.000% 10/24/32 999,868
92 New Residential Mortgage Loan Trust 2015-2, 2015 2A,
144A
5.369% 8/25/55 87,351
1,000 NLT 2021-INV2 Trust, 2021 INV2, 144A 2.569% 8/25/56 628,511
1,000 Oak Street Investment Grade Net Lease Fund Series 2021-1,
2021 1A, 144A
4.230% 1/20/51 867,707
39 (b) OBX 2018-1 Trust, (TSFR1M reference rate + 0.764%
spread), 2018 1, 144A
4.658% 6/25/57 36,813
835 OBX 2021-J2 Trust, 2021 J2, 144A 2.500% 7/25/51 634,027
2,175 (b) OHA Credit Funding 4 Ltd, (TSFR3M reference rate +
3.462% spread), 2019 4A, 144A
4.336% 10/22/36 2,153,709
1,150 One Bryant Park Trust 2019-OBP, 2019 OBP, 144A 2.516% 9/15/54 937,525
3,000 OPEN Trust 2023-AIR, 2023 AIR, 144A 10.560% 10/15/28 3,009,141
276 Oportun Funding XIV LLC, 2021 A, 144A 5.400% 3/08/28 264,990
276 Oportun Funding XIV LLC, 2021 A, 144A 3.440% 3/08/28 263,550
350 Oportun Issuance Trust 2021-C, 2021 C, 144A 5.570% 10/08/31 309,906
617 Oportun Issuance Trust 2021-C, 2021 C, 144A 3.610% 10/08/31 555,436
1,000 (b) Palmer Square CLO 2021-3 Ltd, (TSFR3M reference rate +
3.212% spread), 2021 3A, 144A
5.462% 1/15/35 974,133
2,500 (b) Palmer Square CLO 2022-1 Ltd, (TSFR3M reference rate +
3.050% spread), 2022 1A, 144A
8.466% 4/20/35 2,480,408
2,000 (b) Palmer Square CLO 2023-1 Ltd, (TSFR3M reference rate +
5.300% spread), 2023 1A, 144A
10.716% 1/20/36 2,026,382
4,000 (b) PNMAC GMSR ISSUER TRUST 2018-GT1, (TSFR1M
reference rate + 3.965% spread), 2018 GT1, 144A
9.308% 2/25/25 4,003,181
1,000 (b) PNMAC GMSR ISSUER TRUST 2018-GT2, (TSFR1M
reference rate + 3.515% spread), 2018 GT2, 144A
8.858% 8/25/25 1,001,339
250 Purchasing Power Funding 2021-A LLC, 2021 A, 144A 4.370% 10/15/25 244,074
1,574 Purewest Funding LLC, 2021 1, 144A 4.091% 12/22/36 1,502,094
1,000 (b) RLGH Trust 2021-TROT, (1-Month LIBOR reference rate +
1.828% spread), 2021 TROT, 144A
1.821% 4/15/36 953,998
12 Sequoia Mortgage Trust 2018-7, 2018 7, 144A 4.000% 9/25/48 10,741
7 Sequoia Mortgage Trust 2019-2, 2019 2, 144A 4.000% 6/25/49 6,309
278 Sequoia Mortgage Trust 2020-3, 2020 3, 144A 3.000% 4/25/50 225,349
1,992 Sesac Finance LLC, 2019 1, 144A 5.216% 7/25/49 1,910,952
763 Settlement Fee Finance 2019-1 LLC, 2019 1A, 144A 3.840% 11/01/49 751,617
155 Sierra Timeshare 2019-2 Receivables Funding LLC, 2019 2A,
144A
4.540% 5/20/36 149,347
144 Sierra Timeshare 2019-3 Receivables Funding LLC, 2019 3A,
144A
4.180% 8/20/36 138,243
123 Sierra Timeshare 2021-1 Receivables Funding LLC, 2021 1A,
144A
1.790% 11/20/37 114,633
1,155 SLG Office Trust 2021-OVA, 2021 OVA, 144A 2.851% 7/15/41 815,955
40,180 SLG Office Trust 2021-OVA, 2021 OVA, 144A 0.258% 7/15/41 563,902
1,855 (b) SMR 2022-IND Mortgage Trust, (TSFR1M reference rate +
3.950% spread), 2022 IND, 144A
9.273% 2/15/39 1,658,860
1,867 Sonic Capital LLC, 2020 1A, 144A 3.845% 1/20/50 1,716,881
1,500 Spruce Hill Mortgage Loan Trust 2020-SH1, 2020 SH1, 144A 3.827% 1/28/50 1,328,559
886 Start II LTD, 2019 1, 144A 5.095% 3/15/44 764,541
2,584 Taco Bell Funding LLC, 2021 1A, 144A 2.294% 8/25/51 2,157,061

Nuveen Strategic Income Fund
(continued)
Portfolio of Investments
November 30, 2023
(Unaudited)

Principal
Amount (000) Description (a) Coupon Maturity Value
X–
ASSET-BACKED AND MORTGAGE-BACKED SECURITIES (continued)
$ 1,719 Taco Bell Funding LLC, 2021 1A, 144A 1.946% 8/25/51 $ 1,509,735
1,500 (b) TCW CLO 2021-2 Ltd, (3-Month LIBOR reference rate +
7.122% spread), 2021 2A, 144A
6.985% 7/25/34 1,439,832
1,000 (b) TICP CLO XIV Ltd, (TSFR3M reference rate + 1.912%
spread), 2019 14A, 144A
7.327% 10/20/32 986,392
700 Tricon American Homes 2020-SFR1, 2020 SFR1, 144A 2.548% 7/17/38 632,667
488 UBS-Barclays Commercial Mortgage Trust 2013-C5, 2013
C5, 144A
3.649% 3/10/46 425,027
1,000 (b) Unity-Peace Park CLO Ltd, (TSFR3M reference rate + 2.000%
spread), 2022 1A, 144A
7.416% 4/20/35 995,784
3,000 VB-S1 Issuer LLC - VBTEL, 2022 1A, 144A 4.288% 2/15/52 2,659,095
600 Verus Securitization Trust 2019-4, 2019 4, 144A 3.207% 11/25/59 532,964
722 Verus Securitization Trust 2020-1, 2020 1, 144A 2.724% 1/25/60 682,161
215 Verus Securitization Trust 2020-4, 2020 4, 144A 2.321% 5/25/65 201,866
2,000 Verus Securitization Trust 2021-8, 2021 8, 144A 3.288% 11/25/66 1,333,141
886 Vivint Solar Financing V LLC, 2018 1A, 144A 7.370% 4/30/48 817,444
700 VNDO Trust 2016-350P, 2016 350P, 144A 4.033% 1/10/35 543,005
968 VR Funding LLC, 2020 1A, 144A 2.790% 11/15/50 854,019
185 VR Funding LLC, 2020 1A, 144A 6.420% 11/15/50 170,516
41 Washington Mutual MSC Mortgage Pass-Through
Certificates Series 2004-RA3 Trust, 2004 RA3
5.714% 8/25/38 39,348
959 Wells Fargo Mortgage Backed Securities 2021-INV1 Trust,
2021 INV1, 144A
3.314% 8/25/51 740,507
850 Wendy's Funding LLC, 2021 1A, 144A 2.370% 6/15/51 714,946
1,500 Willis Engine Structured Trust VII, 2023 A, 144A 8.000% 10/15/48 1,491,840
538 ZAXBY'S FUNDING LLC, 2021 1A, 144A 3.238% 7/30/51 452,452
Total Asset-Backed and Mortgage-Backed Securities
(cost $389,492,426) 360,588,577
Principal
Amount (000) Description (a) Coupon Maturity Value
X –
CORPORATE BONDS - 27 .0 % X 194,867,443
Automobiles & Components - 0.5%
$ 1,200 General Motors Financial Co Inc 5.850% 4/06/30 $ 1,196,353
1,500 (d) Goodyear Tire & Rubber Co/The 5.000% 7/15/29 1,368,523
1,500 Hyundai Capital Services Inc, 144A 2.125% 4/24/25 1,427,627
Total Automobiles & Components 3,992,503
Banks - 3.3%
1,200 Access Bank PLC, 144A 6.125% 9/21/26 1,022,640
375 African Export-Import Bank/The, 144A 2.634% 5/17/26 341,737
1,000 (d) Akbank TAS, 144A 6.800% 2/06/26 985,064
1,050 Banco Nacional de Comercio Exterior SNC/Cayman Islands,
144A
2.720% 8/11/31 883,265
500 Bangkok Bank PCL/Hong Kong, 144A 3.466% 9/23/36 401,733
2,250 Bank of America Corp 5.872% 9/15/34 2,257,536
1,675 Bank of America Corp 3.248% 10/21/27 1,563,246
1,035 Banque Ouest Africaine de Developpement, 144A 4.700% 10/22/31 842,697
1,300 Barclays PLC 6.490% 9/13/29 1,314,614
1,255 Citibank NA 5.803% 9/29/28 1,280,104
310 Credit Suisse AG/New York NY 3.625% 9/09/24 303,842
335 Deutsche Bank AG/New York NY 6.819% 11/20/29 341,303
1,475 Deutsche Bank AG/New York NY 3.961% 11/26/25 1,435,931
1,675 Development Bank of Kazakhstan JSC, 144A 2.950% 5/06/31 1,314,875
375 Grupo Aval Ltd, 144A 4.375% 2/04/30 296,607
1,000 HSBC Holdings PLC 4.583% 6/19/29 951,937
1,400 JPMorgan Chase & Co 1.470% 9/22/27 1,254,776
2,125 JPMorgan Chase & Co 5.350% 6/01/34 2,075,096
2,300 Morgan Stanley Bank NA 5.882% 10/30/26 2,336,799

Principal
Amount (000)   Description (a) Coupon Maturity Value
Banks (continued)
$ 500 Turkiye Garanti Bankasi AS, 144A 7.177% 5/24/27 $ 478,024
800 Turkiye Vakiflar Bankasi TAO, 144A 5.500% 10/01/26 747,000
1,375 Wells Fargo Bank NA 5.450% 8/07/26 1,382,958
Total Banks 23,811,784
Capital Goods - 1.1%
880 (d) AerCap Holdings NV 5.875% 10/10/79 850,395
1,825 Albion Financing 2SARL, 144A 8.750% 4/15/27 1,735,921
900 Boeing Co/The 5.805% 5/01/50 877,782
950 (d) GrafTech Global Enterprises Inc, 144A 9.875% 12/15/28 745,750
750 John Deere Capital Corp 4.950% 7/14/28 751,288
750 L3Harris Technologies Inc 5.400% 7/31/33 747,545
900 Sociedad Quimica y Minera de Chile SA, 144A 6.500% 11/07/33 905,625
1,065 Windsor Holdings III LLC, 144A 8.500% 6/15/30 1,095,476
Total Capital Goods 7,709,782
Commercial & Professional Services - 0.3%
1,170 ADT Security Corp/The, 144A 4.875% 7/15/32 1,025,294
415 Gtcr W-2 Merger Sub, LLC, 144A 7.500% 1/15/31 422,781
750 (d) MPH Acquisition Holdings LLC, 144A 5.500% 9/01/28 651,563
Total Commercial & Professional Services 2,099,638
Consumer Discretionary Distribution & Retail - 0.9%
1,450 (e) JSM Global Sarl, 144A 4.750% 10/20/30 266,438
1,000 Kohl's Corp 4.625% 5/01/31 731,250
850 Lowe's Cos Inc 4.250% 4/01/52 667,386
1,125 Michaels Cos Inc/The, 144A 5.250% 5/01/28 821,171
1,000 Michaels Cos Inc/The, 144A 7.875% 5/01/29 568,480
2,000 Prosus NV, 144A 3.257% 1/19/27 1,813,853
725 Prosus NV, 144A 3.680% 1/21/30 612,669
200 Prosus NV, 144A 4.850% 7/06/27 189,863
1,000 Staples Inc, 144A 7.500% 4/15/26 884,993
Total Consumer Discretionary Distribution & Retail 6,556,103
Consumer Services - 0.5%
990 Cinemark USA Inc, 144A 5.250% 7/15/28 891,099
750 GENM Capital Labuan Ltd, 144A 3.882% 4/19/31 612,044
1,000 NCL Corp Ltd, 144A 5.875% 3/15/26 947,500
1,135 Sands China Ltd 3.500% 8/08/31 905,350
Total Consumer Services 3,355,993
Consumer Staples Distribution & Retail - 0.1%
850 CVS Health Corp 5.050% 3/25/48 745,136
Total Consumer Staples Distribution & Retail 745,136
Energy - 3.8%
1,100 Archrock Partners LP / Archrock Partners Finance Corp,
144A
6.875% 4/01/27 1,089,938
720 Civitas Resources Inc, 144A 8.375% 7/01/28 737,418
940 Civitas Resources Inc, 144A 8.750% 7/01/31 972,871
800 Cosan Luxembourg SA, 144A 5.500% 9/20/29 745,176
750 Diamondback Energy Inc 4.400% 3/24/51 585,634
450 Ecopetrol SA 4.625% 11/02/31 360,788
575 Ecopetrol SA 6.875% 4/29/30 547,782
1,000 Ecopetrol SA 5.875% 11/02/51 684,500
100 Ecopetrol SA 5.875% 5/28/45 71,245
2,000 EIG Pearl Holdings Sarl, 144A 3.545% 8/31/36 1,662,560
300 Empresa Nacional del Petroleo, 144A 6.150% 5/10/33 290,858
900 Empresa Nacional del Petroleo, 144A 3.450% 9/16/31 729,899

Nuveen Strategic Income Fund
(continued)
Portfolio of Investments
November 30, 2023
(Unaudited)

Principal
Amount (000)   Description (a) Coupon Maturity Value
Energy (continued)
$ 826 Energean Israel Finance Ltd, 144A , Reg S 5.375% 3/30/28 $ 718,703
750 Energy Transfer LP 5.000% 5/15/50 632,707
800 Enterprise Products Operating LLC 4.200% 1/31/50 653,595
800 Enterprise Products Operating LLC 5.350% 1/31/33 806,879
1,000 EQM Midstream Partners LP 6.500% 7/15/48 919,946
1,700 Galaxy Pipeline Assets Bidco Ltd, 144A 2.625% 3/31/36 1,350,766
985 Genesis Energy LP 8.250% 1/15/29 974,766
500 Medco Laurel Tree Pte Ltd, 144A 6.950% 11/12/28 464,632
500 MEDCO MAPLE TREE PTE LTD 8.960% 4/27/29 495,816
950 MPLX LP 2.650% 8/15/30 794,159
1,010 Parkland Corp/Canada, 144A 4.625% 5/01/30 901,425
990 PBF Holding Co LLC / PBF Finance Corp, 144A 7.875% 9/15/30 990,000
500 Pertamina Persero PT, 144A 1.400% 2/09/26 456,320
200 Petroleos del Peru SA, 144A 4.750% 6/19/32 139,965
559 Petroleos Mexicanos 7.690% 1/23/50 371,349
100 Petroleos Mexicanos 6.750% 9/21/47 61,193
1,490 Petroleos Mexicanos 6.700% 2/16/32 1,162,925
800 Phillips 66 Co 5.300% 6/30/33 791,745
553 Saka Energi Indonesia PT, 144A 4.450% 5/05/24 545,938
1,000 SierraCol Energy Andina LLC, 144A 6.000% 6/15/28 807,497
1,000 Thaioil Treasury Center Co Ltd, 144A 2.500% 6/18/30 815,160
1,780 Transcanada Trust 5.500% 9/15/79 1,483,533
495 TRANSOCEAN AQUILA LTD, 144A 8.000% 9/30/28 495,975
975 USA Compression Partners LP / USA Compression Finance
Corp
6.875% 9/01/27 962,447
440 Venture Global LNG Inc, 144A 8.125% 6/01/28 436,246
1,020 Venture Global LNG Inc, 144A 9.875% 2/01/32 1,045,339
Total Energy 27,757,695
Equity Real Estate Investment Trusts (REITs) - 1.6%
1,325 American Tower Corp 2.750% 1/15/27 1,219,631
1,000 Brixmor Operating Partnership LP 2.250% 4/01/28 862,088
900 Essential Properties LP 2.950% 7/15/31 675,640
1,000 HAT Holdings I LLC / HAT Holdings II LLC, 144A 3.375% 6/15/26 905,229
1,000 Kite Realty Group Trust 4.750% 9/15/30 910,426
900 Regency Centers LP 2.950% 9/15/29 784,415
2,200 SBA Tower Trust, 144A 1.840% 4/15/27 1,920,473
500 SBA Tower Trust, 144A 1.631% 11/15/26 439,767
270 SBA Tower Trust, 144A 1.884% 1/15/26 246,963
240 SBA Tower Trust, 144A 2.836% 1/15/25 231,020
1,638 SITE Centers Corp 3.625% 2/01/25 1,581,985
465 SITE Centers Corp 4.700% 6/01/27 449,151
375 SITE Centers Corp 4.250% 2/01/26 361,490
1,000 Uniti Group LP / Uniti Group Finance Inc / CSL Capital LLC,
144A
10.500% 2/15/28 983,620
Total Equity Real Estate Investment Trusts (REITs) 11,571,898
Financial Services - 1.7%
1,725 AerCap Ireland Capital DAC / AerCap Global Aviation Trust 6.100% 1/15/27 1,733,788
500 (b) Citrus Re Ltd (3-Month U.S. Treasury Bill reference rate +
5.240% spread), 144A
5.100% 6/07/25 501,600
1,000 Compass Group Diversified Holdings LLC, 144A 5.250% 4/15/29 913,347
600 DAE Funding LLC, 144A 3.375% 3/20/28 540,034
1,750 ENN Clean Energy International Investment Ltd, 144A 3.375% 5/12/26 1,622,724
500 (b) Hestia Re Ltd (1-Month U.S. Treasury Bill reference rate +
9.370% spread), 144A
14.756% 4/22/25 465,000
250 (b) Matterhorn Re Ltd (SOFR reference rate + 5.250% spread),
144A
5.889% 3/24/25 244,675
665 NFP Corp, 144A 7.500% 10/01/30 659,124
600 NFP Corp, 144A 8.500% 10/01/31 619,713

Principal
Amount (000)   Description (a) Coupon Maturity Value
Financial Services (continued)
$ 1,095 OneMain Finance Corp 3.500% 1/15/27 $ 978,468
1,000 Rocket Mortgage LLC / Quicken Loans Co-Issuer Inc, 144A 3.625% 3/01/29 878,333
1,000 (b) Sanders Re Ltd (3-Month U.S. Treasury Bill reference rate +
3.050% spread), 144A
3.250% 4/07/25 954,100
1,100 UBS Group AG, 144A 9.250% 5/13/72 1,149,255
860 UBS Group AG 3.750% 3/26/25 834,409
Total Financial Services 12,094,570
Food, Beverage & Tobacco - 1.3%
1,200 Anadolu Efes Biracilik Ve Malt Sanayii AS, 144A 3.375% 6/29/28 990,432
900 Anheuser-Busch InBev Worldwide Inc 4.350% 6/01/40 797,226
1,250 BAT International Finance PLC 4.448% 3/16/28 1,199,062
1,200 Bimbo Bakeries USA Inc, 144A 6.050% 1/15/29 1,226,484
750 BRF SA, 144A 4.875% 1/24/30 641,393
1,200 Cia Cervecerias Unidas SA, 144A 3.350% 1/19/32 996,000
950 Constellation Brands Inc 2.875% 5/01/30 823,180
1,125 Primo Water Holdings Inc, 144A 4.375% 4/30/29 998,160
1,000 Triton Water Holdings Inc, 144A 6.250% 4/01/29 856,250
1,075 (d) Ulker Biskuvi Sanayi AS, 144A 6.950% 10/30/25 1,024,260
Total Food, Beverage & Tobacco 9,552,447
Health Care Equipment & Services - 0.4%
1,150 HCA Inc 3.500% 9/01/30 1,011,088
1,045 LifePoint Health Inc, 144A 11.000% 10/15/30 1,047,787
750 UnitedHealth Group Inc 5.050% 4/15/53 710,623
Total Health Care Equipment & Services 2,769,498
Insurance - 0.9%
1,600 Allianz SE, 144A 6.350% 9/06/53 1,601,893
1,000 Berkshire Hathaway Finance Corp 2.875% 3/15/32 865,701
500 (b) Bonanza RE Ltd2020 A (3-Month U.S. Treasury Bill reference rate + 4.910% spread), 144A
10.288% 12/23/24 471,000
250 (b) Bonanza RE Ltd (3-Month U.S. Treasury Bill reference rate +
5.780% spread), 144A
11.161% 3/16/25 237,725
900 Hartford Financial Services Group Inc/The 2.800% 8/19/29 792,539
250 (b) Kendall Re Ltd2020 A (3-Month U.S. Treasury Bill reference rate + 4.000% spread), 144A
4.040% 5/02/24 247,875
550 (b) Residential Reinsurance 2020 Ltd2020 A (3-Month U.S.
Treasury Bill reference rate + 6.010% spread), 144A
6.510% 12/06/24 546,645
500 (b) Vitality Re XII Ltd2020 A (3-Month U.S. Treasury Bill
reference rate + 2.250% spread), 144A
2.250% 1/07/25 496,750
1,000 (b) Vitality Re XIV Ltd (3-Month U.S. Treasury Bill reference rate
+ 3.500% spread), 144A
8.908% 1/05/27 1,005,900
Total Insurance 6,266,028
Materials - 2.8%
1,700 Alpek SAB de CV, 144A 4.250% 9/18/29 1,519,049
1,675 AngloGold Ashanti Holdings PLC 3.750% 10/01/30 1,410,536
700 AngloGold Ashanti Holdings PLC 3.375% 11/01/28 610,301
750 Antofagasta PLC, 144A 5.625% 5/13/32 719,800
875 Cemex SAB de CV, 144A 9.125% 12/30/49 913,560
950 EverArc Escrow Sarl, 144A 5.000% 10/30/29 772,003
1,120 Freeport Indonesia PT, 144A 5.315% 4/14/32 1,057,679
710 Inversiones CMPC SA, 144A 6.125% 6/23/33 704,604
715 Mauser Packaging Solutions Holding Co, 144A 7.875% 8/15/26 710,268
1,325 Mineral Resources Ltd, 144A 9.250% 10/01/28 1,370,315
355 NOVA Chemicals Corp, 144A 8.500% 11/15/28 366,715
1,025 OCP SA, 144A 3.750% 6/23/31 845,686
1,325 Orbia Advance Corp SAB de CV, 144A 1.875% 5/11/26 1,196,176
500 Sasol Financing USA LLC, 144A 8.750% 5/03/29 498,440

Nuveen Strategic Income Fund
(continued)
Portfolio of Investments
November 30, 2023
(Unaudited)

Principal
Amount (000)   Description (a) Coupon Maturity Value
Materials (continued)
$ 725 Sasol Financing USA LLC 4.375% 9/18/26 $ 658,681
300 Summit Materials LLC , (WI/DD) 7.250% 1/15/31 302,023
2,000 SunCoke Energy Inc, 144A 4.875% 6/30/29 1,720,291
1,500 Suzano Austria GmbH 3.125% 1/15/32 1,188,640
990 (d) Tronox Inc, 144A 4.625% 3/15/29 841,758
1,250 UltraTech Cement Ltd, 144A 2.800% 2/16/31 1,010,746
1,500 WRKCo Inc 3.000% 9/15/24 1,465,452
Total Materials 19,882,723
Media & Entertainment - 1.1%
1,100 Arches Buyer Inc, 144A 4.250% 6/01/28 958,418
535 Baidu Inc 1.625% 2/23/27 477,723
1,000 (d) CCO Holdings LLC / CCO Holdings Capital Corp, 144A 6.375% 9/01/29 964,831
1,200 Charter Communications Operating LLC / Charter
Communications Operating Capital
3.900% 6/01/52 767,712
1,350 Comcast Corp 2.800% 1/15/51 845,353
1,500 CSC Holdings LLC, 144A 4.125% 12/01/30 1,067,565
350 CSC Holdings LLC, 144A 11.250% 5/15/28 349,385
925 LCPR Senior Secured Financing DAC, 144A 5.125% 7/15/29 776,478
1,000 Sirius XM Radio Inc, 144A 4.000% 7/15/28 893,491
800 Warnermedia Holdings Inc 5.050% 3/15/42 660,506
Total Media & Entertainment 7,761,462
Pharmaceuticals, Biotechnology & Life Sciences - 0.7%
1,000 Amgen Inc 5.650% 3/02/53 986,131
825 CVS Health Corp 1.750% 8/21/30 659,700
1,200 Pfizer Investment Enterprises Pte Ltd 5.300% 5/19/53 1,170,042
1,000 Pfizer Investment Enterprises Pte Ltd 4.450% 5/19/28 981,637
990 (d) Teva Pharmaceutical Finance Netherlands III BV 5.125% 5/09/29 920,333
670 Teva Pharmaceutical Finance Netherlands III BV 8.125% 9/15/31 706,802
Total Pharmaceuticals, Biotechnology & Life Sciences 5,424,645
Semiconductors & Semiconductor Equipment - 0.4%
1,400 Broadcom Corp / Broadcom Cayman Finance Ltd 3.875% 1/15/27 1,345,339
1,200 SK Hynix Inc, 144A 1.500% 1/19/26 1,091,788
675 TSMC Arizona Corp 3.875% 4/22/27 651,943
Total Semiconductors & Semiconductor Equipment 3,089,070
Software & Services - 0.3%
2,075 Ahead DB Holdings LLC, 144A 6.625% 5/01/28 1,780,952
700 Oracle Corp 5.550% 2/06/53 659,893
Total Software & Services 2,440,845
Technology Hardware & Equipment - 0.3%
1,150 Imola Merger Corp, 144A 4.750% 5/15/29 1,044,878
1,700 T-Mobile USA Inc 2.250% 11/15/31 1,355,210
Total Technology Hardware & Equipment 2,400,088
Telecommunication Services - 1.5%
360 Altice France SA/France, 144A 8.125% 2/01/27 309,661
2,035 AT&T Inc 3.500% 9/15/53 1,354,830
1,400 C&W Senior Financing DAC, 144A 6.875% 9/15/27 1,277,458
775 CT Trust, 144A 5.125% 2/03/32 643,870
975 Empresa Nacional de Telecomunicaciones SA, 144A 3.050% 9/14/32 741,000
770 Iliad Holding SASU, 144A 6.500% 10/15/26 751,223
1,000 Liberty Costa Rica Senior Secured Finance, 144A 10.875% 1/15/31 983,615
1,386 Millicom International Cellular SA2028 2028, 144A 5.125% 1/15/28 1,251,777
1,375 (d) Sitios Latinoamerica SAB de CV, 144A 5.375% 4/04/32 1,222,788
1,690 Verizon Communications Inc 1.750% 1/20/31 1,332,095

Principal
Amount (000)   Description (a) Coupon Maturity Value
Telecommunication Services (continued)
$ 995 Vmed O2 UK Financing I PLC, 144A 4.750% 7/15/31 $ 850,138
Total Telecommunication Services 10,718,455
Transportation - 0.9%
500 Adani Ports & Special Economic Zone Ltd, 144A 3.100% 2/02/31 359,262
1,278 American Airlines 2021-1 Class A Pass Through Trust2021
2021
2.875% 7/11/34 1,037,168
665 American Airlines Inc , (WI/DD) 8.500% 5/15/29 685,976
375 British Airways 2020-1 Class A Pass Through Trust2020 A,
144A
4.250% 11/15/32 338,401
298 British Airways 2020-1 Class B Pass Through Trust2020 A,
144A
8.375% 11/15/28 304,762
1,000 Grupo Aeromexico SAB de CV, 144A 8.500% 3/17/27 953,710
1,740 MISC Capital Two Labuan Ltd, 144A 3.750% 4/06/27 1,648,783
1,000 Transnet SOC Ltd, 144A 8.250% 2/06/28 972,480
Total Transportation 6,300,542
Utilities - 2.6%
900 AEP Transmission Co LLC 3.650% 4/01/50 649,299
750 AEP Transmission Co LLC 5.400% 3/15/53 721,696
1,035 AES Espana BV, 144A 5.700% 5/04/28 910,779
1,192 Alfa Desarrollo SpA2021 1, 144A 4.550% 9/27/51 856,727
900 Ameren Illinois Co 4.950% 6/01/33 875,321
1,000 Duke Energy Carolinas LLC 4.950% 1/15/33 979,891
760 Duke Energy Carolinas LLC 5.350% 1/15/53 720,153
800 Empresas Publicas de Medellin ESP, 144A 4.375% 2/15/31 620,685
1,500 EnfraGen Energia Sur SA / EnfraGen Spain SA / Prime
Energia SpA, 144A
5.375% 12/30/30 1,124,632
950 Eskom Holdings SOC Ltd, 144A 6.350% 8/10/28 893,000
1,125 Ferrellgas LP / Ferrellgas Finance Corp, 144A 5.875% 4/01/29 1,035,526
1,050 Ferrellgas LP / Ferrellgas Finance Corp, 144A 5.375% 4/01/26 1,003,153
990 Florida Power & Light Co 4.800% 5/15/33 959,782
1,175 Georgia Power Co 2.650% 9/15/29 1,027,688
750 Interstate Power and Light Co 3.100% 11/30/51 466,175
875 Israel Electric Corp Ltd, 144A , Reg S 3.750% 2/22/32 713,125
250 NPC Ukrenergo, 144A 6.875% 11/09/28 66,350
750 Public Service Co of Colorado 2.700% 1/15/51 436,504
1,500 ReNew Wind Energy AP2 / ReNew Power Pvt Ltd other 9
Subsidiaries, 144A
4.500% 7/14/28 1,285,574
1,454 Sweihan PV Power Co PJSC2022 1, 144A 3.625% 1/31/49 1,115,785
1,580 Talen Energy Supply LLC, 144A 8.625% 6/01/30 1,655,241
599 UEP Penonome II SA2020 1, 144A 6.500% 10/01/38 449,452
Total Utilities 18,566,538
Total Corporate Bonds
(cost $212,351,095) 194,867,443
Principal
Amount (000) Description (a) Coupon Maturity Value
X –
$1,000 PAR (OR SIMILAR) INSTITUTIONAL PREFERRED - 7 .8 % X 56,326,158
Automobiles & Components - 0.2%
$ 1,735 General Motors Financial Co Inc 5.700% N/A (f) $ 1,521,026
Total Automobiles & Components 1,521,026
Banks - 3.4%
1,100 Banco de Credito del Peru S.A, 144A 3.125% 7/01/30 1,032,539
1,500 Bank of America Corp 6.100% N/A (f) 1,482,352
1,500 Bank of America Corp 6.125% N/A (f) 1,458,142
1,685 Citigroup Inc 7.625% N/A (f) 1,675,818

Nuveen Strategic Income Fund
(continued)
Portfolio of Investments
November 30, 2023
(Unaudited)

Principal
Amount (000) Description (a) Coupon Maturity Value
Banks (continued)
$ 750 Citigroup Inc 6.174% 5/25/34 $ 744,238
2,000 CoBank ACB 6.250% N/A (f) 1,899,520
2,000 Goldman Sachs Group Inc/The 3.800% N/A (f) 1,685,569
1,560 Huntington Bancshares Inc/OH 5.625% N/A (f) 1,361,967
2,450 JPMorgan Chase & Co 3.650% N/A (f) 2,205,609
1,275 JPMorgan Chase & Co 5.000% N/A (f) 1,255,388
2,000 PNC Financial Services Group Inc/The 3.400% N/A (f) 1,532,861
2,000 Truist Financial Corp 4.800% N/A (f) 1,766,907
1,415 Truist Financial Corp 5.100% N/A (f) 1,216,900
2,900 Wells Fargo & Co 3.900% N/A (f) 2,616,299
1,440 (d) Wells Fargo & Co 7.625% N/A (f) 1,476,013
1,230 Wells Fargo & Co 5.875% N/A (f) 1,211,607
Total Banks 24,621,729
Capital Goods - 0.3%
825 AerCap Global Aviation Trust, 144A 6.500% 6/15/45 824,705
1,125 Cemex SAB de CV, 144A 5.125% N/A (f) 1,055,140
Total Capital Goods 1,879,845
Energy - 0.5%
2,235 Enbridge Inc 5.750% 7/15/80 1,942,215
1,400 Energy Transfer LP 6.500% N/A (f) 1,310,948
Total Energy 3,253,163
Financial Services - 1.0%
2,500 Bank of New York Mellon Corp/The 4.700% N/A (f) 2,437,970
2,050 (d) Charles Schwab Corp/The 5.375% N/A (f) 1,980,778
1,955 (d) Goldman Sachs Group Inc/The 7.500% N/A (f) 1,983,449
1,000 Voya Financial Inc 7.748% N/A (f) 991,900
Total Financial Services 7,394,097
Food, Beverage & Tobacco - 0.3%
2,730 Land O' Lakes Inc, 144A 8.000% N/A (f) 2,361,450
Total Food, Beverage & Tobacco 2,361,450
Insurance - 0.8%
2,835 AXIS Specialty Finance LLC 4.900% 1/15/40 2,326,662
1,485 Enstar Finance LLC 5.500% 1/15/42 1,219,286
1,000 Hanwha Life Insurance Co Ltd, 144A 3.379% 2/04/32 904,692
1,500 Prudential Financial Inc 6.000% 9/01/52 1,417,559
Total Insurance 5,868,199
Media & Entertainment - 0.2%
2,185 Paramount Global 6.375% 3/30/62 1,758,925
Total Media & Entertainment 1,758,925
Telecommunication Services - 0.2%
1,000 Network i2i Ltd, 144A 3.975% N/A (f) 915,522
800 Network i2i Ltd, 144A 5.650% N/A (f) 787,496
Total Telecommunication Services 1,703,018
Utilities - 0.9%
1,500 Edison International 5.000% N/A (f) 1,371,843
2,035 Sempra 4.875% N/A (f) 1,949,880
1,500 Southern Co/The 4.000% 1/15/51 1,404,183

Principal
Amount (000) Description (a) Coupon Maturity Value
Utilities (continued)
$ 1,304 Vistra Corp, 144A 7.000% N/A (f) $ 1,238,800
Total Utilities 5,964,706
Total $1,000 Par (or similar) Institutional Preferred
(cost $61,999,902) 56,326,158
Principal
Amount (000) Description (a) Coupon Maturity Value
X –
SOVEREIGN DEBT - 5 .0 % X 36,081,625
Angola - 0.1%
$ 1,050 Angolan Government International Bond ,
144A
8.750% 4/14/32 $ 876,750
Total Angola 876,750
Bahrain - 0.1%
500 Bahrain Government International Bond ,
144A
6.000% 9/19/44 395,495
Total Bahrain 395,495
Bermuda - 0.1%
625 Bermuda Government International Bond
, 144A
2.375% 8/20/30 510,500
Total Bermuda 510,500
Brazil - 0.1%
570 (d) Brazilian Government International Bond 6.000% 10/20/33 554,471
Total Brazil 554,471
Chile - 0.0%
450 Chile Government International Bond 3.100% 5/07/41 321,609
Total Chile 321,609
Colombia - 0.2%
1,150 Colombia Government International Bond 5.000% 6/15/45 813,318
825 Colombia Government International Bond 5.200% 5/15/49 584,507
Total Colombia 1,397,825
Costa Rica - 0.1%
905 Costa Rica Government International Bond
, 144A
5.625% 4/30/43 780,466
Total Costa Rica 780,466
Cote d'Ivoire - 0.3%
1,247 Ivory Coast Government International Bond
, 144A 2032 144A
5.750% 12/31/32 1,151,650
1,175 Ivory Coast Government International Bond
, 144A
6.125% 6/15/33 1,030,498
Total Cote d'Ivoire 2,182,148
Dominican Republic - 0.2%
1,000 Dominican Republic International Bond ,
144A
4.500% 1/30/30 882,677
835 Dominican Republic International Bond ,
144A
5.300% 1/21/41 673,514
Total Dominican Republic 1,556,191
Ecuador - 0.0%
380 Ecuador Government International Bond ,
144A
5.000% 7/31/30 174,850
Total Ecuador 174,850

Nuveen Strategic Income Fund
(continued)
Portfolio of Investments
November 30, 2023
(Unaudited)

Principal
Amount (000)   Description (a) Coupon Maturity Value
Ghana - 0.0%
$ 650 Ghana Government International Bond ,
144A
8.125% 3/26/32 $ 277,875
Total Ghana 277,875
Guatemala - 0.1%
500 Guatemala Government Bond , 144A 6.600% 6/13/36 481,352
Total Guatemala 481,352
Hungary - 0.1%
425 Hungary Government International Bond ,
144A
5.250% 6/16/29 414,985
300 Magyar Export-Import Bank Zrt , 144A 6.125% 12/04/27 297,600
Total Hungary 712,585
Indonesia - 0.1%
950 Perusahaan Penerbit SBSN Indonesia III ,
144A
3.800% 6/23/50 715,185
Total Indonesia 715,185
Iraq - 0.2%
1,696 Iraq International Bond , 144A 5.800% 1/15/28 1,559,387
Total Iraq 1,559,387
Jamaica - 0.1%
805 Jamaica Government International Bond 6.750% 4/28/28 853,284
Total Jamaica 853,284
Jordan - 0.1%
675 Jordan Government International Bond ,
144A
5.850% 7/07/30 614,209
Total Jordan 614,209
Kazakhstan - 0.1%
975 Kazakhstan Government International Bond
, 144A
6.500% 7/21/45 1,023,614
Total Kazakhstan 1,023,614
Kenya - 0.3%
1,445 Republic of Kenya Government International
Bond , 144A
6.300% 1/23/34 1,074,768
400 Republic of Kenya Government International
Bond , 144A
7.000% 5/22/27 360,017
Total Kenya 1,434,785
Mexico - 0.5%
1,950 Mexico Government International Bond 4.280% 8/14/41 1,522,848
1,640 Mexico Government International Bond 4.750% 3/08/44 1,323,633
1,000 Mexico Government International Bond 4.750% 4/27/32 930,534
275 Mexico Government International Bond 5.400% 2/09/28 276,852
Total Mexico 4,053,867
Mongolia - 0.1%
795 Mongolia Government International Bond
, 144A
4.450% 7/07/31 638,385
Total Mongolia 638,385
Morocco - 0.2%
920 Morocco Government International Bond ,
144A
3.000% 12/15/32 722,550
850 Morocco Government International Bond ,
144A
5.500% 12/11/42 722,500
Total Morocco 1,445,050

Principal
Amount (000)   Description (a) Coupon Maturity Value
Nigeria - 0.0%
$ 415 Nigeria Government International Bond ,
144A
7.875% 2/16/32 $ 350,600
325 Nigeria Government International Bond ,
144A
8.375% 3/24/29 298,649
Total Nigeria 649,249
Oman - 0.1%
850 Oman Government International Bond ,
144A
6.000% 8/01/29 860,603
250 Oman Government International Bond ,
144A
6.750% 10/28/27 259,907
Total Oman 1,120,510
Panama - 0.1%
1,360 Panama Bonos del Tesoro 3.362% 6/30/31 1,037,000
Total Panama 1,037,000
Paraguay - 0.1%
550 Paraguay Government International Bond ,
144A
5.600% 3/13/48 459,750
Total Paraguay 459,750
Peru - 0.1%
925 Peruvian Government International Bond 2.783% 1/23/31 778,477
Total Peru 778,477
Philippines - 0.2%
550 Philippine Government International Bond 6.375% 10/23/34 596,063
495 Philippine Government International Bond 4.200% 3/29/47 400,614
Total Philippines 996,677
Poland - 0.1%
630 Republic of Poland Government
International Bond
5.500% 4/04/53 607,348
Total Poland 607,348
Qatar - 0.1%
850 Qatar Government International Bond ,
144A
4.817% 3/14/49 756,046
Total Qatar 756,046
Republic of Serbia - 0.1%
375 Serbia International Bond , 144A 6.500% 9/26/33 368,513
Total Republic of Serbia 368,513
Romania - 0.1%
450 Romanian Government International Bond
, 144A
7.625% 1/17/53 471,879
Total Romania 471,879
Rwanda - 0.1%
1,375 Rwanda International Government Bond ,
144A
5.500% 8/09/31 1,066,535
Total Rwanda 1,066,535
Saudi Arabia - 0.1%
1,365 Saudi Government International Bond ,
144A
3.750% 1/21/55 939,205
Total Saudi Arabia 939,205

Nuveen Strategic Income Fund
(continued)
Portfolio of Investments
November 30, 2023
(Unaudited)

Principal
Amount (000)   Description (a) Coupon Maturity Value
Senegal - 0.1%
$ 700 Senegal Government International Bond ,
144A
6.750% 3/13/48 $ 491,890
475 Senegal Government International Bond ,
144A
6.250% 5/23/33 393,158
Total Senegal 885,048
South Africa - 0.2%
1,900
(d)
Republic of South Africa Government
International Bond
5.375% 7/24/44 1,362,034
Total South Africa 1,362,034
Turkey - 0.1%
750 Turkiye Ihracat Kredi Bankasi AS , 144A 5.750% 7/06/26 711,177
Total Turkey 711,177
Ukraine - 0.0%
225 Ukraine Government International Bond ,
144A
7.750% 9/01/29 63,562
Total Ukraine 63,562
Uzbekistan - 0.2%
525 Republic of Uzbekistan International Bond
, 144A
5.375% 2/20/29 480,553
370 Republic of Uzbekistan International Bond
, 144A
7.850% 10/12/28 374,779
Total Uzbekistan 855,332
Vietnam - 0.1%
400 Vietnam Government International Bond ,
144A
4.800% 11/19/24 393,400
Total Vietnam 393,400
Total Sovereign Debt
(cost $42,918,195) 36,081,625
Principal
Amount (000) Description (a) ,(g) Coupon Maturity Value
X –
CONTINGENT CAPITAL SECURITIES - 3 .1 % X 22,171,612
Banks - 2.7%
$ 1,600 Banco Bilbao Vizcaya Argentaria SA 9.375% N/A (f) $ 1,628,360
1,000 Banco Mercantil del Norte SA/Grand Cayman, 144A 6.750% N/A (f) 983,800
2,060 Banco Santander SA 4.750% N/A (f) 1,605,032
1,200 Banco Santander SA 9.625% N/A (f) 1,252,500
1,375 Bancolombia SA 4.625% 12/18/29 1,245,239
700 Bangkok Bank PCL/Hong Kong, 144A 5.000% N/A (f) 663,845
1,000 Bank Hapoalim BM, 144A , Reg S 3.255% 1/21/32 848,174
2,340 Barclays PLC 8.000% N/A (f) 2,183,485
1,000 BBVA Bancomer SA/Texas, 144A 8.450% 6/29/38 1,002,839
1,500 (d) BNP Paribas SA, 144A 9.250% N/A (f) 1,574,816
1,500 Lloyds Banking Group PLC 7.500% N/A (f) 1,472,423
2,000 Macquarie Bank Ltd/London, 144A 6.125% N/A (f) 1,808,216
1,700 Mizrahi Tefahot Bank Ltd, 144A , Reg S 3.077% 4/07/31 1,478,660
2,000 NatWest Group PLC 8.000% N/A (f) 1,983,600
Total Banks 19,730,989

Principal
Amount (000) Description (a),(g) Coupon Maturity Value
Financial Services - 0.4%
$ 1,505 (d) Deutsche Bank AG 6.000% N/A (f) $ 1,317,101
1,060 UBS Group AG, 144A 9.250% N/A (f) 1,123,522
Total Financial Services 2,440,623
Total Contingent Capital Securities
(cost $24,001,207) 22,171,612
Principal
Amount (000) Description (a) Coupon (h)
Reference
Rate (h) Spread (h) Maturity (i) Value
X –
VARIABLE RATE SENIOR LOAN INTERESTS - 2 .7% (h) X 19,354,721
Capital Goods - 0.3%
$ 419 Cornerstone Building Brands,
Inc., Term Loan B
8.673% SOFR30A 3.250% 4/12/28 $ 409,941
1,500 Windsor Holdings III, LLC, Term
Loan B
9.820% SOFR30A 4.500% 8/01/30 1,506,352
Total Capital Goods 1,916,293
Commercial & Professional Services - 0.1%
257 Camelot U.S. Acquisition LLC,
Term Loan B
8.463% SOFR30A 3.000% 10/31/26 257,231
139 GFL Environmental Inc., First
Lien Term Loan
7.912% TSFR3M 2.500% 5/31/27 139,325
Total Commercial & Professional Services 396,556
Consumer Discretionary Distribution & Retail - 0.2%
519 Les Schwab Tire Centers, Term
Loan B
8.694% TSFR1M 3.250% 11/02/27 519,589
83 LS Group OpCo Acquisition
LLC, Term Loan , (WI/DD)
TBD TBD TBD TBD 83,069
978 PetSmart, Inc., Term Loan B 9.198% SOFR30A 3.750% 2/12/28 964,059
Total Consumer Discretionary Distribution & Retail 1,566,717
Consumer Durables & Apparel - 0.1%
438 Weber-Stephen Products LLC,
Term Loan B
8.713% SOFR30A 3.250% 10/29/27 377,842
Total Consumer Durables & Apparel 377,842
Consumer Services - 0.1%
349 GVC Holdings (Gibraltar)
Limited, Term Loan B
8.990% SOFR90A 3.500% 10/31/29 350,139
488 IRB Holding Corp, Term Loan B 8.448% SOFR30A 3.000% 12/15/27 487,443
Total Consumer Services 837,582
Food, Beverage & Tobacco - 0.0%
392 City Brewing Company, LLC,
Term Loan
9.164% TSFR1M 3.500% 4/05/28 318,696
Total Food, Beverage & Tobacco 318,696
Health Care Equipment & Services - 0.8%
1,975 Bausch & Lomb, Inc., Term Loan 8.755% SOFR90A 3.250% 5/05/27 1,918,712
463 CNT Holdings I Corp, Term Loan 8.926% SOFR90A 3.500% 11/08/27 464,392
589 Medline Borrower, LP, Term
Loan B
8.463% SOFR30A 3.000% 10/21/28 590,297
985 Parexel International
Corporation, Term Loan, First
Lien
8.593% SOFR30A 3.250% 11/15/28 985,281
1,479 Select Medical Corporation,
Term Loan B1
8.348% SOFR30A 3.000% 3/06/27 1,481,057
Total Health Care Equipment & Services 5,439,739

Nuveen Strategic Income Fund
(continued)
Portfolio of Investments
November 30, 2023
(Unaudited)

Principal
Amount (000) Description (a) Coupon (h)
Reference
Rate (h) Spread (h) Maturity (i) Value
Materials - 0.1%
$ 225 Ineos US Finance LLC, Term
Loan B
8.843% SOFR30A 3.500% 2/09/30 $ 222,842
487 Plaze, Inc., Term Loan B 9.921% Prime 3.000% 8/03/26 469,432
138 Reynolds Group Holdings Inc. ,
Term Loan B2
8.713% SOFR30A 3.250% 2/05/26 138,484
69 W.R. Grace & Co.-Conn., Term
Loan B
9.402% SOFR90A 3.750% 9/22/28 68,689
Total Materials 899,447
Media & Entertainment - 0.1%
861 DirecTV Financing, LLC, Term
Loan
10.556% SOFR30A +
SOFR90A
5.000% 8/02/27 848,455
Total Media & Entertainment 848,455
Pharmaceuticals, Biotechnology & Life Sciences - 0.3%
968 Jazz Financing Lux S.a.r.l., Term
Loan
8.963% SOFR30A 3.500% 5/05/28 970,221
1,273 Organon & Co, Term Loan 8.436% SOFR30A 3.000% 6/02/28 1,273,215
Total Pharmaceuticals, Biotechnology & Life Sciences 2,243,436
Semiconductors & Semiconductor Equipment - 0.1%
724 Ultra Clean Holdings, Inc, Term
Loan B
9.213% SOFR30A 3.750% 8/27/25 726,352
Total Semiconductors & Semiconductor Equipment 726,352
Software & Services - 0.1%
487 IGT Holding IV AB, Term Loan
B2
8.962% SOFR90A 3.400% 3/29/28 488,109
122 Ultimate Software Group Inc
(The), Term Loan
8.764% SOFR90A 3.250% 5/03/26 121,815
Total Software & Services 609,924
Technology Hardware & Equipment - 0.0%
292 Ingram Micro Inc., Term Loan B 8.653% SOFR90A 3.000% 7/02/28 292,121
Total Technology Hardware & Equipment 292,121
Telecommunication Services - 0.0%
170 Cablevision Lightpath LLC, Term
Loan B
8.687% SOFR30A 3.250% 12/01/27 169,235
Total Telecommunication Services 169,235
Transportation - 0.2%
262 Mileage Plus Holdings LLC,
Term Loan B
10.798% SOFR90A 5.250% 6/21/27 271,031
140 SkyMiles IP Ltd., Term Loan B 9.166% SOFR90A 3.750% 10/20/27 143,291
1,164 United Airlines, Inc., Term Loan
B
9.207% TSFR1M 3.750% 4/21/28 1,166,277
Total Transportation 1,580,599
Utilities - 0.2%
1,042 Talen Energy Supply, LLC, Term
Loan B
9.869% SOFR90A 4.500% 5/17/30 1,046,808
84 Talen Energy Supply, LLC, Term
Loan C
9.869% SOFR90A 4.500% 5/27/30 84,919
Total Utilities 1,131,727
Total Variable Rate Senior Loan Interests
(cost $19,418,506) 19,354,721

Investments in Derivatives
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not
Shares Description (a) Coupon Value
X –
$25 PAR (OR SIMILAR) RETAIL PREFERRED - 0 .3 % X 2,204,330
Financial Services - 0.3%
14,600 AgriBank FCB 6.875% $ 1,460,000
28,850 Morgan Stanley 6.500% 744,330
Total Financial Services 2,204,330
Total $25 Par (or similar) Retail Preferred
(cost $2,181,250) 2,204,330
Total Long-Term Investments
(cost $752,362,581) 691,594,466
Shares Description (a) Coupon Value
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 2.0% X –
14,488,371 (j) State Street Navigator Securities Lending
Government Money Market Portfolio
5.370%(k) $ 14,488,371
Total Investments Purchased with Collateral from Securities Lending
(cost $14,488,371) 14,488,371
Principal
Amount (000) Description (a) Coupon Maturity Value
SHORT-TERM INVESTMENTS - 3.2%
–
REPURCHASE AGREEMENTS - 3 .2% 22,824,865
$ 21,420 (l) Fixed Income Clearing Corp (FICC) 5.290% 12/01/23 $ 21,420,000
1,405 (m) Fixed Income Clearing Corp (FICC) 1.600% 12/01/23 1,404,865
Total Repurchase Agreements
(cost $22,824,865) 22,824,865
Total Short-Term Investments
(cost $22,824,865) 22,824,865
Total Investments (cost $ 789,675,817 ) - 101 .0% 728,907,702
Other Assets & Liabilities, Net -  (1.0)% (6,944,115)
Net Assets - 100% $ 721,963,587
Futures Contracts - Long
Description
Number of
Contracts
Expiration
Date
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
U.S. Treasury 10-Year Note 25 3/24 $ 2,735,208 $ 2,744,922 $ 9,714
U.S. Treasury Long Bond 550 3/24 63,779,263 64,040,625 261,362
U.S. Treasury Ultra Bond 350 3/24 42,477,305 43,050,000 572,695
Total $108,991,776 $109,835,547 $843,771
Futures Contracts - Short
Description
Number of
Contracts
Expiration
Date
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
U.S. Treasury 5-Year Note (25) 3/24 $ (2,661,671) $ (2,671,289) $ (9,618)
Total $(2,661,671) $(2,671,289) $(9,618)
Credit Default Swaps - Centrally Cleared
Counterparty
Referenced
Entity
Buy/Sell
Protection (n)
Current
Credit
Spread (o)
Notional
Amount
Fixed
Rate
(Annualized)
Fixed Rate
Payment
Frequency
Maturity
Date Value
Premiums
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Citigroup Global
Markets, Inc
CDX.NA.IG.40 Buy 0 .64% $ 6,930,000 5 .000 % Quarterly 12/20/28 $ (338,352) $ (253,374) $ (84,978)
Total
$ 6,930,000 $ (338,352)
$(253,374) $ (84,978)

Nuveen Strategic Income Fund
(continued)
Portfolio of Investments
November 30, 2023
(Unaudited)

include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Asset-Backed and Mortgage-Backed
Securities $ – $ 359,531,089 $ 1,057,488 $ 360,588,577
Corporate Bonds – 194,867,443 – 194,867,443
$1,000 Par (or similar) Institutional
Preferred – 56,326,158 – 56,326,158
Sovereign Debt – 36,081,625 – 36,081,625
Contingent Capital Securities – 22,171,612 – 22,171,612
Variable Rate Senior Loan Interests – 19,354,721 – 19,354,721
$25 Par (or similar) Retail Preferred 744,330 1,460,000 – 2,204,330
Investments Purchased with Collateral from
Securities Lending 14,488,371 – – 14,488,371
Short-Term Investments:
Repurchase Agreements – 22,824,865 – 22,824,865
Investments in Derivatives:
Futures Contracts* 834,153 – – 834,153
Credit Default Swaps - Centrally Cleared* – (84,978) – (84,978)
Total
$ 16,066,854 $ 712,532,535 $ 1,057,488 $ 729,656,877
* Represents net unrealized appreciation (depreciation).
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(a) All percentages shown in the Portfolio of Investments are based on net assets.
(b) Variable rate security. The rate shown is the coupon as of the end of the reporting period.
(c) For fair value measurement disclosure purposes, investment classified as Level 3.
(d) Investment, or a portion of investment, is out on loan for securities lending. The total value of the securities out on loan as of the end of the reporting period was $13,985,320.
(e) Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(f) Perpetual security. Maturity date is not applicable.
(g) Contingent Capital Securities (“CoCos”) are hybrid securities with loss absorption characteristics built into the terms of the security for the benefit of the issuer. For example, the terms may specify an automatic write-down of principal or a mandatory conversion into the issuer’s common stock under certain adverse circumstances, such as the issuer’s capital ratio falling below a specified level.
(h) Senior loans generally pay interest at rates which are periodically adjusted by reference to a base short-term, floating lending rate (Reference
Rate) plus an assigned fixed rate (Spread). These floating lending rates are generally (i) the lending rate referenced by the London Inter-Bank
Offered Rate ("LIBOR"), or (ii) the prime rate offered by one or more major United States banks. Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan. The rate shown is the coupon as of the end of the reporting period.
(i) Senior loans generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments of senior loans may occur. As a result, the actual remaining maturity of senior loans held may be substantially less than the stated maturities shown.

(j) The Fund may loan securities representing up to one third of the value of its total assets (which includes collateral for securities on loan) to broker dealers, banks, and other institutions. The collateral maintained by the Fund shall have a value, at the inception of each loan, equal to not less than 100% of the value of the loaned securities. The cash collateral received by the Fund is invested in this money market fund.
(k) The rate shown is the one-day yield as of the end of the reporting period.
(l) Agreement with Fixed Income Clearing Corporation, 5.290% dated 12/1/23 to be repurchased at $21,423,148 on 12/1/23, collateralized by
Government Agency Securities, with coupon rate 3.875% and maturity date 12/31/29, valued at $21,848,416.
(m) Agreement with Fixed Income Clearing Corporation, 1.600% dated 12/1/23 to be repurchased at $1,404,927 on 12/1/23, collateralized by
Government Agency Securities, with coupon rate 4.500% and maturity date 7/15/26, valued at $1,433,012.
(n) The Fund entered into the credit default swaps to gain investment exposure to the referenced entity. Selling protection has a similar credit risk position to owning the referenced entity. Buying protection has a similar credit risk position to selling the referenced entity short.
(o) The credit spread generally serves as an indication of the current status of the payment/performance risk and therefore the likelihood of default of the credit derivative. The credit spread also reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into a credit default swap contract. Higher credit spreads are indicative of higher likelihood of performance by the seller of protection.
144A Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
I/O Interest only security
LIBOR London Inter-Bank Offered Rate
Reg S Regulation S allows U.S. companies to sell securities to persons or entities located outside of the United States without registering those securities with the Securities and Exchange Commission. Specifically, Regulation S provides a safe harbor from the registration requirements of the Securities Act for the offers and sales of securities by both foreign and domestic issuers that are made outside the
United States.
REIT Real Estate Investment Trust
SOFR
30A 30 Day Average Secured Overnight Financing Rate
SOFR
90A 90 Day Average Secured Overnight Financing Rate
TBD Senior loan purchased on a when-issued or delayed-delivery basis. Certain details associated with this purchase are not known prior to the settlement date of the transaction. In addition, senior loans typically trade without accrued interest and therefore a coupon rate is not available prior to settlement. At settlement, if still unknown, the borrower or counterparty will provide the Fund with the final coupon rate and maturity date.
TSFR
1M CME Term SOFR 1 Month
TSFR
3M CME Term SOFR 3 Month
WI/DD When-issued or delayed delivery security.